ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE NEW YORK TAX-FREE MONEY FUND
Unaudited		May 31, 2006
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)

MUNICIPAL SECURITIES 97.6%
NEW YORK 94.3%
Buffalo Fiscal Stability Auth., GO, BAN, 4.00%, 8/14/06	2,000	2,005
Dormitory Auth. of the State of New York, Columbia Univ., TECP
3.63%, 10/5/06	2,000	2,000
Dormitory Auth. of the State of New York, Columbia Univ.
5.625%, 7/1/06	1,100	1,102
Dormitory Auth. of the State of New York, Columbia Univ., VRDN
(Currently 3.40%)	1,000	1,000
Dormitory Auth. of the State of New York, Cornell Univ., VRDN
(Currently 3.40%)	1,000	1,000
Dutchess County IDA, Trinity-Pawling School, VRDN
(Currently 3.45%)	3,915	3,915
Jay Street Dev. Corp., VRDN (Currently 3.19%)	1,700	1,700
Long Island Power Auth., 5.00%, 4/1/12 (Tender 4/1/07) (2)	2,000	2,022
Metropolitan Transportation Auth., TECP, 3.50%, 6/27/06	2,000	2,000
Metropolitan Transportation Auth., TECP, 3.50%, 7/10/06	2,000	2,000
Metropolitan Transportation Auth., VRDN (Currently 3.48%) (8)	2,000	2,000
Municipal Assistance Corp. NY, 6.00%, 7/1/06 (3)	250	250
Nassau County, GO, 5.25%, 6/1/06 (4)	1,600	1,600
Nassau County, GO, TAN, 4.50%, 10/31/06	3,000	3,015
Nassau County Interim Finance Auth., VRDN
(Currently 3.17%) (8)	2,000	2,000
Nassau Health Care Corp., GO, VRDN (Currently 3.42%) (8)	1,000	1,000
New York City, GO, 5.25%, 8/1/06 (6)	240	241
New York City, GO, 5.70%, 8/1/06 (2)	2,585	2,594
New York City, GO, 6.00%, 8/15/26 (Prerefunded 8/15/06) (5)	350	357
New York City, GO, VRDN (Currently 3.18%)	3,000	3,000
New York City, GO, VRDN (Currently 3.50%) (2)	2,000	2,000
New York City, GO, VRDN (Currently 3.50%) (4)	3,625	3,625
New York City, GO, VRDN (Currently 3.53%)	1,000	1,000
New York City, GO, VRDN (Currently 3.56%)	200	200
New York City Capital Resource, Maimonides Medical Center,
VRDN (Currently 3.44%)	2,000	2,000
New York City Housing Dev. Corp., 90 West St., VRDN
(Currently 3.18%)	3,000	3,000
New York City Housing Dev. Corp., 92nd Realty, VRDN
(Currently 3.23%) (7)	400	400
New York City Housing Dev. Corp., Multi-Family, VRDN
(Currently 3.24%) (7)	2,000	2,000
New York City Housing Dev. Corp., Related Broadway Dev.
VRDN (Currently 3.23%) (7)	500	500
New York City Municipal Water Fin. Auth., VRDN
(Currently 3.48%) (2)	3,400	3,400
New York City Municipal Water Fin. Auth., VRDN
(Currently 3.50%) (6)	2,000	2,000
New York City Municipal Water Fin. Auth., VRDN
(Currently 3.50%) (4)	2,500	2,500
New York City Municipal Water Fin. Auth., VRDN
(Currently 3.51%) (4)	2,300	2,300
New York City Transitional Fin. Auth., 4.00%, 11/1/06	4,000	4,006
New York City Transitional Fin. Auth., 4.70%, 8/15/06 (3)	650	651
New York City Transitional Fin. Auth., VRDN
(Currently 3.51%)	5,000	5,000
New York State Energy Research & Dev., Consolidated Edison
VRDN (Currently 3.25%) (7)	3,600	3,600
New York State Energy Research & Dev., Consolidated Edison
VRDN (Currently 3.26%) (7)	1,500	1,500
New York State Environmental Fac. Corp., EFC Pooled Loan
3.00%, 6/15/06	175	175
New York State Environmental Fac. Corp., Municipal Water Fin.
Auth., 4.00%, 6/15/06	100	100
New York State Environmental Fac. Corp., Municipal Water Fin.
Auth., 5.00%, 6/15/06	3,620	3,623
New York State Housing Fin. Agency, VRDN (Currently 3.18%)	1,500	1,500
New York State Housing Fin. Agency, VRDN (Currently 3.18%)	1,600	1,600
New York State Housing Fin. Agency, VRDN (Currently 3.18%)	4,100	4,100
New York State Housing Fin. Agency, River Terrace Assoc., VRDN
(Currently 3.20%)	900	900
New York State Housing Fin. Agency, Tower 31, VRDN
(Currently 3.23%) (7)	4,000	4,000
New York State Housing Fin. Agency, Chelsea Associates
VRDN (Currently 3.24%) (7)	1,000	1,000
New York State Mortgage Agency, Single Family, VRDN
(Currently 3.24%) (7)	1,800	1,800
New York State Power Auth., 3.35%, 3/1/16 (Tender 9/1/06) (1)	3,075	3,075
New York State Power Auth., TECP, 3.54%, 8/4/06	1,205	1,205
New York State Thruway Authority, 5.50%, 4/1/07 (3)(6)	360	366
New York State Urban Dev, Community Enhance
5.00%, 4/1/07 (4)	1,090	1,102
Port Auth. of New York & New Jersey, 4.50%, 10/1/06 (6)(7)	285	286
Port Auth. of New York & New Jersey, JFK Int'l. Air Terminal, VRDN
(Currently 3.52%) (2)(7)	1,680	1,680
Port Auth. of New York & New Jersey, VRDN
(Currently 3.54%) (7)	4,400	4,400
Schenectady, BAN, GO, 4.50%, 5/24/07	2,258	2,275
Suffolk County, 5.25%, 4/15/07 (4)	500	507
Suffolk County Water Auth., VRDN (Currently 3.17%)	1,300	1,300
Triborough Bridge & Tunnel Auth., VRDN (Currently 3.43%)	5,400	5,400
		114,877
PUERTO RICO 3.3%
Puerto Rico, GO, TRAN, 4.50%, 7/28/06	1,500	1,503
Puerto Rico Electric Power Auth., VRDN (Currently 3.51%) (5)(6)	1,995	1,995
Puerto Rico Ind., Medical & Environmental Auth., Abbott Labs
3.55%, 3/1/23 (Tender 3/1/07) (1)	500	500
		3,998

Total Municipal Securities (Cost $118,875)		118,875
Total Investments in Securities
97.6% of Net Assets (Cost $118,875)		$118,875

†	Denominated in U.S. dollars unless otherwise noted
(1)	Variable Rate; rate shown is effective rate at period-end
(2)	Insured by MBIA Insurance Corp.
(3)	Escrowed to maturity
(4)	Insured by AMBAC Assurance Corp.
(5)	Prerefunded date is used in determining portfolio maturity.
(6)	Insured by Financial Guaranty Insurance Company
(7)	Interest subject to alternative minimum tax
(8)	Insured by Financial Security Assurance Inc.
BAN	Bond Anticipation Note
GO	General Obligation
IDA	Industrial Development Authority/Agency
TAN	Tax Anticipation Note
TECP	Tax-Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Note
VRDN	Variable Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New York Tax-Free Money Fund
Unaudited	May 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The New York Tax-Free Money Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal, New York state, and New York City income taxes.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At May 31, 2006, the cost of investments for federal income tax purposes was $118,875,000.

T. ROWE PRICE NEW YORK TAX-FREE BOND FUND
Unaudited		May 31, 2006
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)

MUNICIPAL SECURITIES 98.5%
NEW YORK 96.3%
Albany IDA, Albany College of Pharmacy, 5.625%, 12/1/34	225	234
Albany IDA, Charitable Leadership Foundation, 5.75%, 7/1/26	2,000	2,057
Albany Parking Auth., 5.125%, 7/15/11	430	446
Albany Parking Auth., 5.25%, 10/15/12	535	557
Albany Parking Auth., 5.625%, 7/15/25	750	792
Allegany County IDA, BP PLC, VRDN (Currently 3.54%) (1)	550	550
Dormitory Auth. of the State of New York
5.375%, 7/1/23 (Prerefunded 7/1/12) (3)	1,000	1,081
Dormitory Auth. of the State of New York
7.50%, 5/15/11 (Prerefunded 5/15/05) (3)	775	868
Dormitory Auth. of the State of New York, 7.50%, 5/15/11	1,280	1,429
Dormitory Auth. of the State of New York
Augustana Lutheran Home, 5.50%, 8/1/20 (4)	880	933
Dormitory Auth. of the State of New York, Catholic Health
5.10%, 7/1/34	2,000	2,016
Dormitory Auth. of the State of New York, Catholic Health
Services, 5.00%, 7/1/27	3,000	3,012
Dormitory Auth. of the State of New York
City Univ., 5.25%, 7/1/31 (Prerefunded 7/1/11) (3)	2,240	2,397
Dormitory Auth. of the State of New York, Columbia Univ.
5.00%, 7/1/22 (Prerefunded 7/1/08) (3)	2,500	2,592
Dormitory Auth. of the State of New York, Columbia Univ.
5.00%, 7/1/24	1,000	1,039
Dormitory Auth. of the State of New York, Income Tax Ed.
5.375%, 3/15/22 (Prerefunded 3/15/13) (3)	1,550	1,690
Dormitory Auth. of the State of New York
Maimonides Medical Center, 5.75%, 8/1/35 (4)	1,500	1,532
Dormitory Auth. of the State of New York
Memorial Sloan-Kettering, 5.00%, 7/1/34	2,815	2,868
Dormitory Auth. of the State of New York
Mental Health Services, 5.00%, 2/15/23 (5)	2,500	2,600
Dormitory Auth. of the State of New York, Mount Sinai Health
5.50%, 7/1/26	475	480
Dormitory Auth. of the State of New York, Mount Sinai Health
6.00%, 7/1/13	1,700	1,805
Dormitory Auth. of the State of New York, New York Medical
College, 5.25%, 7/1/12 (4)	2,110	2,190
Dormitory Auth. of the State of New York, New York Methodist
Hosp., 5.25%, 7/1/24	1,500	1,558
Dormitory Auth. of the State of New York, Nyack Hosp.
6.00%, 7/1/06	450	450
Dormitory Auth. of the State of New York, Rockefeller Univ.
5.00%, 7/1/32	2,000	2,058
Dormitory Auth. of the State of New York, St. John's Univ.
5.25%, 7/1/25 (4)	2,500	2,636
Dormitory Auth. of the State of New York, Univ. of Rochester
0.00%, 7/1/15 (Prerefunded 7/1/10) (3)(4)(6)	1,470	1,273
Dormitory Auth. of the State of New York, Court Fac.
Westchester County, 5.25%, 8/1/15 (Prerefunded 2/1/09) (3)	2,000	2,099
Dormitory Auth. of the State of New York, Court Fac.
Westchester County, 5.25%, 8/1/16 (Prerefunded 2/1/09) (3)	4,250	4,460
Dormitory Auth. of the State of New York, Yeshiva Univ.
5.00%, 7/1/26 (5)	1,200	1,240
Dormitory Auth. of the State of New York, Yeshiva Univ.
5.375%, 7/1/17 (5)	900	961
Dutchess County IDA, Bard College, 5.75%, 8/1/30	1,750	1,865
Dutchess County IDA, Vassar College, 5.35%, 9/1/40	1,000	1,049
Essex County IDA, PCR, Int'l. Paper, 5.20%, 12/1/23 (1)	1,750	1,755
Essex County IDA, PCR, Int'l. Paper, 5.70%, 7/1/16 (1)	1,850	1,959
Hempstead IDA, Adelphi Univ. Civic Fac., 5.00%, 10/1/30	1,250	1,270
Huntington Housing Auth., Gurwin Jewish Senior Home
6.00%, 5/1/39	750	762
Islip Recovery Agency, 5.75%, 7/1/23 (1)(7)	250	273
Long Island Power Auth., 5.00%, 12/1/35	5,000	5,119
Long Island Power Auth., 5.125%, 12/1/22 (7)	1,020	1,054
Long Island Power Auth.
5.125%, 12/1/22 (Prerefunded 6/1/08) (3)(7)	480	498
Long Island Power Auth., 5.50%, 12/1/06 (5)	3,525	3,559
Long Island Power Auth., Zero Coupon, 6/1/21 (7)	2,000	1,013
Madison County IDA, Colgate Univ., 5.00%, 7/1/33	1,000	1,021
Metropolitan Transportation Auth.
4.75%, 7/1/16 (Prerefunded 7/1/12) (3)(7)	1,215	1,277
Metropolitan Transportation Auth., 5.00%, 11/15/21 (5)	3,500	3,675
Metropolitan Transportation Auth., 5.00%, 7/1/25 (8)	2,000	2,067
Metropolitan Transportation Auth., 5.00%, 11/15/30	1,000	1,020
Metropolitan Transportation Auth., 5.125%, 11/15/31	2,250	2,326
Metropolitan Transportation Auth., 5.25%, 11/15/25 (8)	4,920	5,199
Monroe County, Public Improvement, GO, 5.00%, 3/1/17 (8)	1,000	1,050
Monroe County, Public Improvement, GO, 5.00%, 3/1/18 (8)	615	645
Monroe County, Public Improvement, GO
5.00%, 3/1/18 (Prerefunded 3/1/12) (3)(8)	2,590	2,753
Mount Sinai Union Free School Dist., Suffolk, GO
6.20%, 2/15/17 (5)	1,025	1,201
Mount Sinai Union Free School Dist., Suffolk, GO
6.20%, 2/15/18 (5)	515	607
Nassau County, 7.00%, 3/1/13 (Prerefunded 3/1/10) (3)(7)	3,500	3,899
Nassau County Interim Fin. Auth., Sales Tax
5.00%, 11/15/20 (4)	1,870	1,968
Nassau County Tobacco Settlement Corp., 0.00%, 6/1/26 (6)	1,000	849
New York City, GO, 5.00%, 8/1/06	875	877
New York City, GO, 5.00%, 6/1/18	2,000	2,093
New York City, GO, 5.00%, 8/1/21	2,500	2,583
New York City, GO, 5.00%, 4/1/26	5,000	5,137
New York City, GO, 5.25%, 8/1/14	3,305	3,528
New York City, GO, 5.75%, 10/15/13
(Prerefunded 10/15/07) (3)	1,105	1,147
New York City, GO, 6.00%, 8/1/12 (Prerefunded 8/1/06) (3)	970	988
New York City, GO, 6.25%, 8/1/09 (Prerefunded 8/1/06) (3)	720	734
New York City, GO, 6.25%, 8/1/09	530	540
New York City, GO, VRDN (Currently 3.53%)	500	500
New York City, GO, VRDN (Currently 3.56%)	500	500
New York City Convention Center Dev. Corp., Hotel Unit Fee
5.00%, 11/15/21 (5)	1,600	1,677
New York City Health & Hosp. Corp., 5.50%, 2/15/19 (7)	1,500	1,613
New York City Housing Dev. Corp., HUD
Capital Funding Program, 5.00%, 7/1/19 (8)	2,000	2,091
New York City Housing Dev. Corp., HUD
Capital Funding Program, 5.00%, 7/1/25 (8)	3,000	3,104
New York City IDA, American National Red Cross
5.00%, 2/1/36 (5)	1,500	1,546
New York City IDA, New York Univ., 5.375%, 7/1/18 (5)	1,275	1,361
New York City IDA, Terminal One Group, 5.50%, 1/1/24 (1)	3,000	3,169
New York City IDA, IDRB, American Airlines, 7.625%, 8/1/25 (1)	200	222
New York City IDA, IDRB, IAC/InterActive Corp., 5.00%, 9/1/35	1,500	1,504
New York City IDA, IDRB, Airis, JFK Airport, 5.50%, 7/1/28 (1)	2,500	2,547
New York City Municipal Water Fin. Auth., 5.00%, 6/15/29	5,000	5,108
New York City Municipal Water Fin. Auth., 5.00%, 6/15/34	1,500	1,533
New York City Municipal Water Fin. Auth.
5.875%, 6/15/26 (Prerefunded 6/15/06) (3)	595	602
New York City Municipal Water Fin. Auth., VRDN
(Currently 3.48%) (4)	1,500	1,500
New York City Municipal Water Fin. Auth., VRDN
(Currently 3.52%)	1,550	1,550
New York City Transitional Fin. Auth., 5.00%, 11/1/18	3,000	3,165
New York City Transitional Fin. Auth., 5.00%, 11/1/21	1,500	1,573
New York City Transitional Fin. Auth., 5.00%, 8/1/24	1,625	1,690
New York City Transitional Fin. Auth., 6.00%, 8/15/15
(Prerefunded 8/15/09) (3)(8)	1,000	1,079
New York City Transitional Fin. Auth., VRDN
(Currently 3.50%)	900	900
New York Liberty Dev. Corp., Goldman Sachs Group
5.25%, 10/1/35	3,000	3,251
New York State Energy Research & Dev., Brooklyn Union Gas
4.70%, 2/1/24 (1)(8)	1,000	992
New York State Environmental Fac., EFC Pooled Loan
5.25%, 11/15/20	2,000	2,149
New York State Environmental Fac., PCR, 5.75%, 6/15/11 (9)	605	669
New York State Environmental Fac., PCR, Waste Management
4.45%, 7/1/17 Tender (7/1/09) (1)	2,500	2,516
New York State Housing Fin. Agency, 8.00%, 5/1/11 (9)	1,000	1,120
New York State Local Gov't. Assistance, 6.00%, 4/1/14	3,310	3,744
New York State Mortgage Agency, Single Family, 5.70%
10/1/17 (1)	2,120	2,172
New York State Mortgage Agency, Single Family
5.80%, 10/1/20 (1)	1,000	1,035
New York State Mortgage Agency, Single Family
5.85%, 10/1/18 (1)	505	526
New York State Power Auth., 5.00%, 11/15/17 (8)	500	531
New York State Thruway Auth., Highway & Bridge
5.00%, 4/1/17 (Prerefunded 4/1/09) (3)(8)	5,000	5,225
New York State Thruway Auth., Highway & Bridge
5.50%, 4/1/17 (Prerefunded 4/1/11) (3)(8)	2,495	2,712
New York State Urban Dev. Corp., Corrections Fac.
6.00%, 1/1/15 (Prerefunded 1/1/09) (3)(5)	4,000	4,266
Niagara County, GO, 5.25%, 8/15/14 (4)	435	472
Niagara County, GO, 5.25%, 8/15/15 (4)	335	365
Niagara County IDA, American Ref-Fuel
5.45%, 11/15/26 Tender (11/15/12) (1)	500	522
Niagara County IDA, American Ref-Fuel
5.55%, 11/15/24 Tender (11/15/13) (1)	1,500	1,568
Niagara Falls City School Dist., COP, 5.00%, 6/15/20 (7)	3,320	3,460
Nyack Union Free School Dist., GO, 5.25%, 12/15/15 (8)	550	600
Oneida County IDA, St. Elizabeth Medical Center
5.50%, 12/1/10	355	360
Oneida County IDA, St. Elizabeth Medical Center
5.625%, 12/1/09	800	813
Oneida County IDA, St. Elizabeth Medical Center
5.75%, 12/1/19	1,600	1,618
Port Auth. of New York & New Jersey, 5.00%, 7/15/22	2,000	2,088
Port Auth. of New York & New Jersey, 5.00%, 7/15/24 (1)(7)	2,000	2,062
Port Auth. of New York & New Jersey, 5.875%, 9/15/15 (1)(8)	2,000	2,031
Port Auth. of New York & New Jersey, 6.125%, 6/1/94	1,000	1,166
Rochester, GO, 5.00%, 2/15/20 (4)	110	118
Rochester, GO, 5.00%, 2/15/21 (4)	110	118
Suffolk County, Judicial Services, John P. Cohalan Complex
5.75%, 4/15/14 (5)	4,510	4,812
Suffolk County IDA, Gurwin Jewish Senior Home, 6.70%, 5/1/39	1,000	1,078
Suffolk County IDA, Huntington Hosp., 5.875%, 11/1/32	2,000	2,084
Suffolk County IDA, Huntington Hosp., 6.00%, 11/1/22	2,000	2,119
Suffolk County IDA, Jeffersons Ferry, 5.00%, 11/1/28	2,000	1,979
Suffolk County IDA, Jeffersons Ferry, 7.20%, 11/1/19	2,000	2,234
Suffolk County Water Auth., 5.125%, 6/1/26 (8)	1,350	1,406
Tobacco Settlement Fin. Corp., New York State, 5.25%, 6/1/13	1,810	1,858
Tobacco Settlement Fin. Corp., New York State
5.25%, 6/1/21 (5)	1,000	1,058
Tompkins County IDA, Cornell Univ.
5.75%, 7/1/30 (Prerefunded 7/1/10) (3)	2,000	2,172
Triborough Bridge & Tunnel Auth., 5.00%, 1/1/20 (9)	2,060	2,205
Triborough Bridge & Tunnel Auth., 5.00%, 11/15/28 (5)	3,000	3,092
Triborough Bridge & Tunnel Auth., 5.125%, 11/15/29	4,900	5,101
TSASC, Inc., Tobacco Ind., 5.00%, 6/1/26	2,000	1,963
United Nations Dev. Corp., 5.25%, 7/1/25	1,000	1,018
Westchester County Health Care Corp., GO, 5.375%, 11/1/30	3,000	3,144
Westchester County IDA, Hebrew Hosp., 7.375%, 7/15/30	1,250	1,342
Westchester County IDA, Kendal Hudson, 6.50%, 1/1/34	1,000	1,063
Westchester County IDA, Winward School, 5.25%, 10/1/31 (2)	1,500	1,544
Westchester County IDA, Resource Recovery
6.00%, 7/1/08 (1)(5)	730	762
		246,100
PUERTO RICO 1.9%
Government Dev. Bank for Puerto Rico, GO, 5.00%, 12/1/17	1,600	1,648
Government Dev. Bank for Puerto Rico, GO, TECP
4.85%, 10/24/06	1,000	1,000
Puerto Rico Highway & Transportation Auth., 5.00%, 7/1/36	1,000	998
Puerto Rico Public Fin. Corp., 5.50%, 8/1/29
(Prerefunded 2/1/12) (3)	1,120	1,214
		4,860
VIRGIN ISLANDS 0.3%
Virgin Islands PFA, Hovensa Refinery, 6.125%, 7/1/22 (1)	500	549
Virgin Islands PFA, Hovensa Refinery, 5.875%, 7/1/22 (1)	250	271
		820

Total Municipal Securities (Cost $242,686)		251,780

Total Investments in Securities
98.5% of Net Assets (Cost $242,686)		$251,780

†	Denominated in U.S. dollars unless otherwise noted
(1)	Interest subject to alternative minimum tax
(2)	Insured by Radian Asset Assurance Inc.
(3)	Prerefunded date is used in determining portfolio maturity.
(4)	Insured by MBIA Insurance Corp.
(5)	Insured by AMBAC Assurance Corp.
(6)	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
(7)	Insured by Financial Security Assurance Inc.
(8)	Insured by Financial Guaranty Insurance Company
(9)	Escrowed to maturity
COP	Certificate of Participation
GO	General Obligation
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this portfolio of Investments.

T. Rowe Price New York Tax-Free Bond Fund
Unaudited	May 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The New York Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide the highest level of income exempt from federal, New York state, and New York City income taxes, consistent with prudent portfolio management, by investing primarily in investment-grade New York municipal bonds.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At May 31, 2006, the cost of investments for federal income tax purposes was $242,386,000. Net unrealized gain aggregated $9,394,000 at period-end, of which $9,755,000 related to appreciated investments and $361,000 related to depreciated investments.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
Unaudited		May 31, 2006
Portfolio of Investments †	$ Par	Value
(Amounts in 000s)

MUNICIPAL SECURITIES 98.2%
MARYLAND 90.5%
Annapolis IDRB, Park Place Project, 5.35%, 7/1/34	3,500	3,523
Anne Arundel County, GO, 4.60%, 2/15/15
(Prerefunded 2/15/11) (1)	1,000	1,046
Anne Arundel County, Consolidated General Improvement, GO
5.00%, 4/1/14	2,845	3,048
Anne Arundel County, Consolidated General Improvement, GO
5.00%, 3/1/16	2,240	2,393
Anne Arundel County, Consolidated General Improvement, GO
5.00%, 3/1/18	3,300	3,517
Anne Arundel County, Farmington Village, 6.25%, 6/1/25	4,026	4,212
Anne Arundel County, GO, 5.125%, 7/1/29	2,000	2,091
Anne Arundel County, National Business Park Project
7.375%, 7/1/28 (Prerefunded 7/1/10) (1)	6,479	7,454
Anne Arundel County, Water & Sewer, GO, 5.00%, 3/1/16	1,255	1,341
Anne Arundel County, Water & Sewer, GO, 5.00%, 3/1/21	1,445	1,530
Anne Arundel County, PCR, Baltimore Gas & Electric
6.00%, 4/1/24	1,425	1,427
Baltimore City, 5.25%, 4/1/16 (2)(3)	225	227
Baltimore City, Board of Ed. Administration, COP
5.00%, 4/1/14 (3)	3,635	3,811
Baltimore City, Board of Ed. Administration, COP
5.00%, 4/1/16 (3)	3,825	4,013
Baltimore City, Consolidated Public Improvement, GO
5.40%, 10/15/12 (4)	1,000	1,072
Baltimore City, Consolidated Public Improvement, GO
7.00%, 10/15/07 (3)	500	522
Baltimore City, Consolidated Public Improvement, GO
Zero Coupon, 10/15/08 (5)	1,785	1,580
Baltimore City, Consolidated Public Improvement, GO
Zero Coupon, 10/15/09 (5)	2,170	1,824
Baltimore City, Consolidated Public Improvement, GO
Zero Coupon, 10/15/11 (5)	3,525	2,620
Baltimore City, Convention Center, 5.25%, 9/1/26 (6)	3,725	3,993
Baltimore City, Convention Center, 5.25%, 9/1/27 (6)	4,330	4,631
Baltimore City, Convention Center, 5.25%, 9/1/39 (6)	10,000	10,551
Baltimore City, Convention Center Hotel, 5.00%, 9/1/32 (6)	3,625	3,709
Baltimore City, Convention Center Hotel, 5.875%, 9/1/39	2,000	2,085
Baltimore City, GO, 5.00%, 10/15/19 (4)	230	244
Baltimore City, GO, 7.00%, 10/15/08 (3)	5,190	5,576
Baltimore City, GO, 7.50%, 10/15/09 (5)	2,635	2,946
Baltimore City, Parking, 5.25%, 7/1/21 (5)	2,090	2,301
Baltimore City, Parking, 6.00%, 7/1/14 (5)	5,155	5,823
Baltimore City, Parking, 6.00%, 7/1/15 (5)	5,460	6,271
Baltimore City, Parking, 6.00%, 7/1/16 (5)	5,785	6,690
Baltimore City, Parking, 6.00%, 7/1/17 (5)	6,135	7,114
Baltimore City, Parking, 6.00%, 7/1/18 (5)	6,505	7,538
Baltimore City, Waste Water, 5.00%, 7/1/22 (4)	470	495
Baltimore City, Waste Water, 5.00%, 7/1/23 (4)	1,805	1,900
Baltimore City, Waste Water, 5.00%, 7/1/24 (4)	1,895	1,990
Baltimore City, Waste Water, 5.00%, 7/1/25 (4)	1,990	2,088
Baltimore City, Waste Water, 5.00%, 7/1/26 (4)	2,080	2,177
Baltimore City, Waste Water, 5.00%, 7/1/31 (4)	1,125	1,168
Baltimore City, Waste Water, 5.60%, 7/1/13 (3)	7,100	7,637
Baltimore City, Waste Water, 5.625%, 7/1/30
(Prerefunded 7/1/10) (1)(7)	5,000	5,363
Baltimore City, Water, 5.00%, 7/1/21 (3)	1,650	1,735
Baltimore City, Water, 5.00%, 7/1/24 (5)	3,095	3,219
Baltimore City, Water, 5.125%, 7/1/42 (5)	3,610	3,697
Baltimore City, Water, 5.60%, 7/1/13 (3)	12,200	13,124
Baltimore City, Water, 5.65%, 7/1/20 (3)	2,050	2,298
Baltimore City, Water, 5.80%, 7/1/15
(Prerefunded 7/1/12) (1)(5)	3,350	3,703
Baltimore City, Water, 6.00%, 7/1/15 (5)	6,250	6,966
Baltimore City, Water, 6.00%, 7/1/19
(Prerefunded 7/1/10) (1)(7)	650	706
Baltimore City, Water, 6.00%, 7/1/21
(Prerefunded 7/1/10) (1)(7)	1,650	1,793
Baltimore City, Water Revenue, 5.00%, 7/1/23 (5)	1,250	1,301
Baltimore City, GO, Zero Coupon, 10/15/06 (5)	3,100	3,039
Baltimore City Port Fac., PCR, DuPont de Nemours
6.50%, 12/1/10	1,000	1,044
Baltimore City Port Fac., PCR, DuPont de Nemours
6.50%, 10/1/11	4,550	4,750
Baltimore City Port Fac., PCR, DuPont de Nemours
6.50%, 10/1/11	6,350	6,629
Baltimore County, GO, 4.50%, 8/1/21	1,000	1,009
Baltimore County, GO, 5.125%, 8/1/12	1,000	1,037
Baltimore County, Pension, GO, 5.125%, 8/1/14	4,300	4,454
Baltimore County, Pension, GO, 5.125%, 8/1/15	4,195	4,350
Baltimore County Economic Dev., Maryvale Preparatory School
6.50%, 5/1/11	600	625
Calvert County, PCR, Baltimore Gas & Electric, 5.55%, 7/15/14	5,650	5,664
Carroll County, Commissioners Public Improvement, GO
5.50%, 12/1/16 (Prerefunded 12/1/09) (1)	1,130	1,208
Carroll County, Commissioners Public Improvement, GO
5.50%, 12/1/19 (Prerefunded 12/1/09) (1)	1,000	1,069
Carroll County, GO, 5.625%, 10/1/20	1,900	1,963
Charles County, Multi-Family, 6.10%, 11/1/28	5,000	5,124
Damascus Gardens Dev. Corp., 7.375%, 8/15/17 (2)	2,910	3,372
Frederick County, GO, 5.00%, 12/1/12
(Prerefunded 12/1/10) (1)	2,895	3,073
Frederick County, GO, 5.00%, 8/1/14 (3)	895	959
Frederick County, GO, 5.25%, 7/1/16	2,000	2,174
Frederick County, Public Fac., GO, 5.00%, 12/1/13
(Prerefunded 12/1/10) (1)	1,000	1,062
Frederick County, Public Fac., GO, 5.25%, 7/1/15
(Prerefunded 7/1/09) (1)	925	976
Frederick County, Public Fac., 5.75%, 7/1/19
(Prerefunded 7/1/09) (1)	6,430	6,878
Frederick County, Urbana Community Dev. Auth.
5.95%, 7/1/30	2,900	2,995
Gaithersburg Hosp. Fac., 6.50%, 9/1/12 (2)(7)	5,000	5,491
Harford County, GO, 5.00%, 12/1/15	540	560
Harford County, GO, 5.00%, 7/15/17	2,200	2,337
Harford County, GO, 5.00%, 7/15/21	2,100	2,208
Harford County, GO, 5.00%, 7/15/22	2,100	2,203
Harford County, GO, 5.00%, 7/15/23	1,370	1,436
Harford County, GO, 5.00%, 7/15/24	1,750	1,831
Harford County, GO, 5.00%, 7/15/25	1,000	1,045
Harford County Economic Dev., Battelle Memorial Institute
5.25%, 4/1/34	8,125	8,392
Howard County, Consolidated Public Improvement, GO
5.00%, 8/15/17	250	265
Howard County, GO, COP, 8.15%, 2/15/20	450	605
Hyattsville, Univ. Town Center, 5.00%, 7/1/17	1,676	1,702
Hyattsville, Univ. Town Center, 5.60%, 7/1/24	1,750	1,814
Hyattsville, Univ. Town Center, 5.75%, 7/1/34	3,550	3,679
Maryland, State & Local Fac., GO, 5.25%, 7/15/12
(Prerefunded 7/15/08) (1)	290	302
Maryland, State & Local Fac., 5.25%, 7/15/13
(Prerefunded 7/15/08) (1)	10,000	10,420
Maryland, State & Local Fac., GO, 5.25%, 7/15/14
(Prerefunded 7/15/09) (1)	10,045	10,604
Maryland, State & Local Fac., 5.75%, 8/1/15
(Prerefunded 8/1/10) (1)	20,590	22,388
Maryland, State & Local Fac., GO, 5.00%, 8/1/17	1,230	1,301
Maryland, State & Local Fac., GO, 5.00%, 8/1/19	5,000	5,313
Maryland CDA, Multi-Family, 5.00%, 7/1/36 (8)	4,280	4,293
Maryland CDA, Multi-Family, 5.70%, 7/1/17 (8)	2,875	2,947
Maryland CDA, Multi-Family, 5.85%, 7/1/27 (8)	7,000	7,182
Maryland CDA, Multi-Family, 5.875%, 7/1/16	2,285	2,343
Maryland CDA, Multi-Family, 6.20%, 7/1/23 (8)	3,885	4,035
Maryland CDA, Residential, 4.90%, 9/1/26 (8)	3,000	3,018
Maryland CDA, Residential, 4.90%, 9/1/36 (8)	6,940	6,897
Maryland CDA, Residential, 5.00%, 9/1/29 (8)	4,595	4,708
Maryland CDA, Residential, 5.25%, 9/1/19 (8)	545	557
Maryland CDA, Residential, 5.50%, 9/1/22 (8)	4,325	4,456
Maryland CDA, Residential, 5.60%, 9/1/28 (8)	3,000	3,084
Maryland CDA, Single Family, 4.80%, 4/1/13	1,525	1,562
Maryland CDA, Single Family, 5.00%, 4/1/17	1,055	1,079
Maryland DOT, 5.00%, 5/1/16	3,500	3,712
Maryland DOT, 5.25%, 12/15/16	750	823
Maryland DOT, 5.50%, 2/1/17	75	83
Maryland Economic Dev. Corp., 5.67%, 7/15/29
(Prerefunded 7/15/09) (1)	16,645	17,806
Maryland Economic Dev. Corp., Aviation Administration
5.375%, 6/1/20 (7)(8)	5,040	5,305
Maryland Economic Dev. Corp., Aviation Administration
5.375%, 6/1/21 (7)(8)	9,540	10,042
Maryland Economic Dev. Corp., Aviation Administration
5.375%, 6/1/22 (7)(8)	7,555	7,952
Maryland Economic Dev. Corp., Aviation Administration
5.50%, 6/1/13 (7)(8)	1,150	1,246
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
7.625%, 12/1/22	2,000	2,130
Maryland Economic Dev. Corp., Chesapeake Bay Hyatt
7.73%, 12/1/27	2,000	2,135
Maryland Economic Dev. Corp., Golf Course, 8.25%, 6/1/28
(Prerefunded 6/1/11) (1)	3,985	4,703
Maryland Economic Dev. Corp., Morgan State Univ. Student
Housing, 6.00%, 7/1/22	2,250	2,392
Maryland Economic Dev. Corp., Morgan State Univ. Student
Housing, 6.00%, 7/1/34	9,580	10,093
Maryland Economic Dev. Corp., UMBC Student Housing
4.625%, 7/1/36 (6)	1,800	1,750
Maryland Economic Dev. Corp., UMBC Student Housing
5.00%, 7/1/20 (6)	600	628
Maryland Economic Dev. Corp., UMBC Student Housing
5.00%, 7/1/30 (6)	3,000	3,093
Maryland Economic Dev. Corp., Univ. of Maryland College Park
5.00%, 6/1/26 (9)	1,750	1,817
Maryland Economic Dev. Corp., Univ. of Maryland College Park
5.00%, 6/1/28 (9)	3,500	3,614
Maryland Economic Dev. Corp., Univ. of Maryland College Park
5.00%, 6/1/33 (9)	2,250	2,314
Maryland Economic Dev. Corp., Univ. Village at Sheppard Pratt
6.00%, 7/1/33 (10)	4,000	4,240
Maryland Economic Dev. Corp., Waste Management
4.60%, 4/1/16 (8)	2,200	2,177
Maryland Energy Fin. Administration, Baltimore Wastewater
6.30%, 12/1/10 (8)	6,145	6,326
Maryland Energy Fin. Administration, Baltimore Wastewater
6.45%, 12/1/16 (8)	2,600	2,674
Maryland Health & Higher Ed., Peninsula Regional Medical
Center, 5.00%, 7/1/26	10,000	10,275
Maryland Health & Higher Ed., Peninsula Regional Medical
Center, 5.00%, 7/1/36	5,000	5,043
Maryland HHEFA, Adventist Healthcare, 5.75%, 1/1/15	700	748
Maryland HHEFA, Adventist Healthcare, 5.75%, 1/1/25	4,350	4,582
Maryland HHEFA, Board of Child Care, 5.375%, 7/1/32	1,475	1,521
Maryland HHEFA, Board of Child Care, 5.625%, 7/1/20	1,000	1,057
Maryland HHEFA, Board of Child Care, 5.625%, 7/1/22	500	527
Maryland HHEFA, Bradford Oaks Nursing & Rehabilitation
Center, 6.375%, 1/1/19	1,500	1,527
Maryland HHEFA, Bradford Oaks Nursing & Rehabilitation
Center, 6.375%, 1/1/27	2,740	2,784
Maryland HHEFA, Calvert Memorial Hosp., 5.50%, 7/1/36	7,800	8,141
Maryland HHEFA, Calvert Memorial Hosp., 5.50%, 7/1/39	1,200	1,250
Maryland HHEFA, Carroll Hosp. Center, 5.80%, 7/1/32	5,055	5,266
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/16	670	722
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/17	300	322
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/21	1,100	1,174
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/26	4,740	5,015
Maryland HHEFA, Carroll Hosp. Center, 6.00%, 7/1/37	14,750	15,546
Maryland HHEFA, Catholic Health, 6.00%, 12/1/20 (2)	2,565	2,800
Maryland HHEFA, Catholic Health, 6.00%, 12/1/20	835	899
Maryland HHEFA, Catholic Health, 6.00%, 12/1/24 (2)	1,000	1,088
Maryland HHEFA, Civista Medical Center, 5.00%, 7/1/37 (11)	4,615	4,665
Maryland HHEFA, Collington Episcopal Lifecare, 6.75%, 4/1/20	985	960
Maryland HHEFA, Collington Episcopal Lifecare, 6.75%, 4/1/23	5,800	5,614
Maryland HHEFA, Doctor's Community Hosp., 5.50%, 7/1/24	10,430	10,435
Maryland HHEFA, Doctor's Community Hosp., 5.75%, 7/1/13	3,340	3,344
Maryland HHEFA, Frederick Memorial Hosp., 5.00%, 7/1/23 (5)	4,000	4,003
Maryland HHEFA, Frederick Memorial Hosp., 5.125%, 7/1/35	3,940	3,992
Maryland HHEFA, Frederick Memorial Hosp., 5.25%, 7/1/13 (5)	1,000	1,059
Maryland HHEFA, General German Aged People's Home
6.00%, 1/1/10	470	471
Maryland HHEFA, Good Samaritan Hosp., 5.60%, 7/1/06 (2)	1,545	1,548
Maryland HHEFA, Good Samaritan Hosp., 5.60%, 7/1/07 (2)	1,875	1,915
Maryland HHEFA, Good Samaritan Hosp., 5.75%, 7/1/13 (2)	2,480	2,705
Maryland HHEFA, Good Samaritan Hosp., 5.75%, 7/1/13 (2)(4)	1,520	1,658
Maryland HHEFA, Goucher College, 5.00%, 7/1/16	540	563
Maryland HHEFA, Goucher College, 5.125%, 7/1/34	6,200	6,306
Maryland HHEFA, Goucher College, 5.375%, 7/1/25	750	784
Maryland HHEFA, Helix Health, 5.00%, 7/1/27 (2)(4)	8,050	8,554
Maryland HHEFA, Helix Health, 5.125%, 7/1/09 (2)(4)	1,000	1,043
Maryland HHEFA, Helix Health, 5.125%, 7/1/10 (2)(4)	2,485	2,619
Maryland HHEFA, Howard County General, 5.50%, 7/1/21 (2)	5,000	5,149
Maryland HHEFA, Johns Hopkins Hosp., 5.50%, 5/15/38	10,590	11,190
Maryland HHEFA, Johns Hopkins Hosp., 6.625%, 7/1/08 (2)	825	849
Maryland HHEFA, Johns Hopkins Hosp., Zero Coupon, 7/1/19	9,460	4,913
Maryland HHEFA, Johns Hopkins Medical Institute Parking Fac.
5.00%, 7/1/38 (4)	5,900	6,057
Maryland HHEFA, Johns Hopkins Medical Institute Parking Fac.
5.375%, 7/1/20 (4)	5,550	5,668
Maryland HHEFA, Johns Hopkins Medical Institute Parking Fac.
5.50%, 7/1/26 (4)	3,220	3,288
Maryland HHEFA, Johns Hopkins Univ., 5.00%, 7/1/13	1,000	1,050
Maryland HHEFA, Johns Hopkins Univ., 5.00%, 7/1/24	1,500	1,556
Maryland HHEFA, Johns Hopkins Univ., 5.00%, 7/1/33	2,855	2,933
Maryland HHEFA, Johns Hopkins Univ., 5.00%, 5/15/35	8,170	8,371
Maryland HHEFA, Johns Hopkins Univ., 5.00%, 7/1/38	11,170	11,430
Maryland HHEFA, Johns Hopkins Univ., 5.00%, 7/1/41	765	775
Maryland HHEFA, Johns Hopkins Univ., 5.125%, 7/1/20	6,660	6,940
Maryland HHEFA, Johns Hopkins Univ., 5.25%, 7/1/15	1,500	1,570
Maryland HHEFA, Johns Hopkins Univ., 5.25%, 7/1/16	9,615	10,063
Maryland HHEFA, Johns Hopkins Univ., 5.25%, 7/1/17	3,100	3,243
Maryland HHEFA, Johns Hopkins Univ., 6.00%, 7/1/07	1,065	1,092
Maryland HHEFA, Johns Hopkins Univ., 6.00%, 7/1/39
(Prerefunded 7/1/09) (1)	19,150	20,616
Maryland HHEFA, Kaiser Permanente, 5.375%, 7/1/15	2,365	2,459
Maryland HHEFA, Kennedy Krieger Institute, 5.50%, 7/1/33	6,000	6,155
Maryland HHEFA, Lifebridge Health, 5.25%, 7/1/20	625	651
Maryland HHEFA, Loyola College, 5.00%, 10/1/40	8,525	8,588
Maryland HHEFA, Loyola College, 5.125%, 10/1/45	12,845	13,071
Maryland HHEFA, Loyola College, 5.375%, 10/1/26
(Prerefunded 10/1/06) (1)(3)	6,570	6,741
Maryland HHEFA, Maryland Institute College of Art
5.00%, 6/1/40	5,910	5,744
Maryland HHEFA, Maryland Institute College of Art
5.50%, 6/1/32	6,385	6,559
Maryland HHEFA, Maryland Institute College of Art
5.625%, 6/1/36	3,570	3,685
Maryland HHEFA, MedStar Health, 5.25%, 8/15/12 (7)	500	520
Maryland HHEFA, MedStar Health, 5.375%, 8/15/24	2,500	2,593
Maryland HHEFA, Mercy Medical Center, 5.625%, 7/1/31	22,185	22,770
Maryland HHEFA, Mercy Medical Center, 5.75%, 7/1/26 (7)	1,500	1,532
Maryland HHEFA, Mercy Medical Center, 6.50%, 7/1/13 (7)	2,155	2,397
Maryland HHEFA, Mercy Ridge Retirement Community
5.00%, 4/1/08	3,700	3,739
Maryland HHEFA, Mercy Ridge Retirement Community
6.00%, 4/1/28	1,675	1,766
Maryland HHEFA, Mercy Ridge Retirement Community
6.00%, 4/1/35	3,660	3,841
Maryland HHEFA, North Arundel Hosp., 6.50%, 7/1/26
(Prerefunded 7/1/10) (1)	1,700	1,891
Maryland HHEFA, North Arundel Hosp., 6.50%, 7/1/31
(Prerefunded 7/1/10) (1)	4,420	4,916
Maryland HHEFA, Sheppard & Enoch Pratt Foundation
5.25%, 7/1/35	10,000	10,216
Maryland HHEFA, Suburban Hosp., 5.00%, 7/1/07	1,600	1,621
Maryland HHEFA, Suburban Hosp., VRDN (Currently 3.48%)	1,000	1,000
Maryland HHEFA, Union Hosp. of Cecil County, 5.00%, 7/1/35	2,775	2,789
Maryland HHEFA, Union Hosp. of Cecil County, 5.00%, 7/1/40	6,850	6,877
Maryland HHEFA, Univ. of Maryland Medical System
5.00%, 7/1/12	500	513
Maryland HHEFA, Univ. of Maryland Medical System
5.25%, 7/1/34	2,055	2,092
Maryland HHEFA, Univ. of Maryland Medical System
6.00%, 7/1/22	3,000	3,231
Maryland HHEFA, Univ. of Maryland Medical System
6.00%, 7/1/32	7,960	8,532
Maryland HHEFA, Univ. of Maryland Medical System
6.625%, 7/1/20 (Prerefunded 7/1/10) (1)	6,165	6,886
Maryland HHEFA, Univ. of Maryland Medical System
6.75%, 7/1/30 (Prerefunded 7/1/10) (1)	15,535	17,423
Maryland HHEFA, Univ. of Maryland Medical System
7.00%, 7/1/22 (5)	2,090	2,667
Maryland HHEFA, Upper Chesapeake Health
5.125%, 1/1/38 (7)	2,000	2,045
Maryland HHEFA, Upper Chesapeake Health
5.375%, 1/1/28 (7)	2,250	2,318
Maryland Ind. Dev. Fin. Auth., Bon Secours Health System
5.929%, 8/26/22 (7)	15,000	17,224
Maryland Ind. Dev. Fin. Auth., National Aquarium in Baltimore
5.50%, 11/1/17	1,430	1,523
Maryland Ind. Dev. Fin. Auth., Our Lady of Good Counsel
5.50%, 5/1/20	1,060	1,100
Maryland Ind. Dev. Fin. Auth., Our Lady of Good Counsel
6.00%, 5/1/35	2,000	2,114
Maryland Ind. Dev. Fin. Auth., Trinity Health Corp.
5.60%, 12/1/09	2,780	2,929
Maryland Stadium Auth., Convention Center
5.875%, 12/15/11 (4)	2,025	2,048
Maryland Stadium Auth., Ocean City Convention Center
5.20%, 12/15/09 (3)	500	504
Maryland Transportation Auth., 5.25%, 3/1/21 (4)	4,735	5,041
Maryland Transportation Auth., 6.80%, 7/1/16 (2)	19,755	22,504
Maryland Transportation Auth., Baltimore-Washington Int'l.
Airport, 5.25%, 3/1/11 (4)(8)	6,475	6,822
Maryland Transportation Auth., Baltimore-Washington Int'l.
Airport, 5.25%, 3/1/13 (4)(8)	7,180	7,633
Maryland Transportation Auth., Baltimore-Washington Int'l.
Airport, 5.25%, 3/1/14 (4)(8)	6,375	6,748
Maryland Transportation Auth., Baltimore-Washington Int'l.
Airport, 5.25%, 3/1/20 (4)	4,500	4,829
Maryland Transportation Auth., Baltimore-Washington Int'l.
Airport, 5.25%, 3/1/27 (4)(8)	10,000	10,396
Maryland Transportation Auth., Baltimore-Washington Int'l.
Airport, 5.50%, 3/1/16 (4)(8)	8,540	9,110
Maryland Transportation Auth., Baltimore-Washington Int'l.
Airport, 5.50%, 3/1/19 (4)(8)	8,170	8,678
Maryland Transportation Auth., Capital Appreciation
Zero Coupon, 7/1/07 (5)	8,500	8,174
Maryland Transportation Auth., Capital Appreciation
Zero Coupon, 7/1/08 (5)	2,000	1,854
Maryland Transportation Auth., Capital Appreciation
Zero Coupon, 7/1/09 (5)	10,410	9,286
Maryland Water Quality Fin. Admin., Zero Coupon, 9/1/07	1,125	1,075
Montgomery County, College Arts Center, 5.00%, 5/1/28	1,000	1,029
Montgomery County, Consolidated Public Improvement
5.00%, 2/1/18 (Prerefunded 2/1/12) (1)	1,000	1,069
Montgomery County, Consolidated Public Improvement
5.375%, 5/1/09 (Prerefunded 5/1/07) (1)	2,850	2,952
Montgomery County, Consolidated Public Improvement, GO
5.00%, 7/1/18	7,095	7,553
Montgomery County, Consolidated Public Improvement, GO
5.375%, 5/1/16 (Prerefunded 5/1/07) (1)	4,000	4,143
Montgomery County, Consolidated Public Improvement, GO
5.50%, 1/1/14 (Prerefunded 1/1/10) (1)	5,795	6,201
Montgomery County, Consolidated Public Improvement, GO
6.00%, 1/1/20 (Prerefunded 1/1/10) (1)	6,500	7,061
Montgomery County, GO, 5.00%, 2/1/19
(Prerefunded 2/1/11) (1)	5,000	5,318
Montgomery County, GO, 5.00%, 2/1/21
(Prerefunded 2/1/12) (1)	1,185	1,267
Montgomery County, GO, 5.25%, 10/1/19	5,710	6,100
Montgomery County, Golf Course, 6.125%, 10/1/22
(Prerefunded 10/1/06) (1)	2,260	2,324
Montgomery County, Public Improvement, 5.375%, 5/1/10
(Prerefunded 5/1/07) (1)	2,700	2,796
Montgomery County Economic Dev., Trinity Health Corp.
5.25%, 12/1/31	2,275	2,322
Montgomery County Economic Dev., Trinity Health Corp.
5.50%, 12/1/16	3,450	3,644
Montgomery County Housing Opportunities, Multi-Family
6.10%, 7/1/30	4,620	4,840
Montgomery County Housing Opportunities, Single Family
5.00%, 7/1/36 (8)	3,650	3,627
Morgan State Univ., 6.05%, 7/1/15 (3)	1,100	1,232
Northeast Maryland Waste Disposal Auth., Montgomery County
Resources Fac., 5.50%, 4/1/12 (4)(8)	3,000	3,217
Northeast Maryland Waste Disposal Auth., Montgomery County
Resources Fac., 5.50%, 4/1/15 (4)(8)	5,000	5,335
Northeast Maryland Waste Disposal Auth., Montgomery County
Resources Fac., 5.50%, 4/1/16 (4)(8)	16,000	17,018
Northeast Maryland Waste Disposal Auth., Montgomery County
Resources Recreation Fac., 6.00%, 7/1/06 (8)	1,125	1,127
Northeast Maryland Waste Disposal Auth., Montgomery County
Resources Recreation Fac., 6.00%, 7/1/07 (8)	1,050	1,067
Northeast Maryland Waste Disposal Auth., Montgomery County
Resources Recreation Fac., 6.00%, 7/1/08 (8)	10,000	10,317
Northeast Maryland Waste Disposal Auth. IDRB, Waste
Management, 4.75%, 1/1/12 (8)	1,620	1,643
Northeast Maryland Waste Disposal Auth. IDRB, Waste
Management, 5.00%, 1/1/12 (8)	6,545	6,693
Prince Georges County, Consolidated Public Improvement, GO
5.25%, 10/1/16 (Prerefunded 10/1/10) (1)	1,850	1,980
Prince Georges County, Consolidated Public Improvement, GO
5.25%, 10/1/16	150	160
Prince Georges County, GO, 5.25%, 12/1/18 (5)	790	847
Prince Georges County, GO, 5.25%, 12/1/19 (5)	2,720	2,917
Prince Georges County, National Harbor Project, 5.20%, 7/1/34	6,900	6,839
Prince Georges County Hosp., Dimensions Health Corp.
5.375%, 7/1/14	2,685	2,422
Prince Georges County Housing Auth., Single Family
6.15%, 8/1/19 (8)	20	21
Prince Georges County Housing Auth., Single Family
6.20%, 2/1/32 (8)	20	21
Prince Georges County, PCR, Potomac Electric Power
5.75%, 3/15/10	8,150	8,705
Queen Annes County, Public Fac., GO, 5.00%, 11/15/17 (3)	1,810	1,925
Queen Annes County, Public Fac., GO, 5.00%, 11/15/19 (3)	1,220	1,291
Queen Annes County, School & Public Fac., GO
5.25%, 1/15/15 (Prerefunded 1/15/10) (1)(5)	2,040	2,165
St. Mary's County, GO, 5.50%, 10/1/13
(Prerefunded 10/1/09) (1)	1,680	1,791
St. Mary's County, GO, 6.00%, 10/1/15
(Prerefunded 10/1/09) (1)	1,875	2,027
St. Mary's County, GO, 6.00%, 10/1/16
(Prerefunded 10/1/09) (1)	1,980	2,141
St. Mary's County, GO, 6.00%, 10/1/17
(Prerefunded 10/1/09) (1)	1,095	1,184
St. Mary's County, GO, 6.00%, 10/1/18
(Prerefunded 10/1/09) (1)	2,115	2,287
St. Mary's County, GO, 6.00%, 10/1/19
(Prerefunded 10/1/09) (1)	2,345	2,536
St. Mary's County, St. Mary's Hosp., GO, 5.00%, 10/1/19	1,055	1,107
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 4/1/18	4,640	4,908
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 4/1/19	3,080	3,209
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 4/1/19	5,110	5,390
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 4/1/20	5,330	5,554
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 4/1/21	5,000	5,180
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.00%, 4/1/21 (3)	8,620	9,072
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.125%, 4/1/21	3,850	4,036
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.25%, 10/1/12
(Prerefunded 4/1/10) (1)	3,005	3,172
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.25%, 10/1/13
(Prerefunded 4/1/10) (1)	4,770	5,035
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.375%, 10/1/16
(Prerefunded 4/1/10) (1)	3,960	4,198
Univ. of Maryland, Auxiliary Fac. & Tuition, 5.75%, 10/1/20
(Prerefunded 4/1/10) (1)	6,555	7,036
Washington Suburban Sanitary Dist., 5.25%, 6/1/19
(Prerefunded 6/1/10) (1)	1,120	1,185
Washington Suburban Sanitary Dist., GO, 4.70%, 6/1/18	1,000	1,024
Washington Suburban Sanitary Dist., GO, 5.00%, 6/1/21	5,630	5,952
Washington Suburban Sanitary Dist., GO, 5.00%, 6/1/25	520	547
Washington Suburban Sanitary Dist., GO, 5.25%, 6/1/18
(Prerefunded 6/1/10) (1)	1,060	1,122
Westminster, Carroll Lutheran Village, 6.25%, 5/1/34	4,000	4,174
Worcester County, Consolidated Public Improvement, GO
5.00%, 3/1/12	1,475	1,571
Worcester County, Consolidated Public Improvement, GO
5.00%, 3/1/13	790	845
Worcester County, Consolidated Public Improvement, GO
5.00%, 3/1/14	2,880	3,091
Worcester County, Consolidated Public Improvement, GO
5.00%, 3/1/15	1,180	1,268
Worcester County, Consolidated Public Improvement, GO
5.40%, 8/1/10 (Prerefunded 8/1/06) (1)	630	638
Worcester County, Consolidated Public Improvement, GO
5.40%, 8/1/10	370	375
		1,236,190
PUERTO RICO 7.1%
Children's Trust Fund, Tobacco Settlement, 6.00%, 7/1/26
(Prerefunded 7/1/10) (1)	2,500	2,714
Government Dev. Bank for Puerto Rico, GO, TECP
4.85%, 10/24/06	3,500	3,500
Government Dev. Bank of Puerto Rico, GO, 5.00%, 12/1/08	1,000	1,022
Government Dev. Bank of Puerto Rico, GO, 5.00%, 12/1/12	2,500	2,593
Puerto Rico Commonwealth, 5.375%, 7/1/21
(Prerefunded 7/1/07) (1)(3)	3,000	3,100
Puerto Rico Commonwealth, GO, 5.50%, 7/1/14 (5)	4,000	4,408
Puerto Rico Commonwealth, Public Improvement, GO
6.25%, 7/1/12 (3)	1,750	1,972
Puerto Rico Convention Center Dist. Auth., 5.00%, 7/1/31 (4)	4,000	4,151
Puerto Rico Electric Power Auth., 4.75%, 7/1/21 (7)	1,000	1,017
Puerto Rico Electric Power Auth., 5.00%, 7/1/21 (5)	5,000	5,253
Puerto Rico Electric Power Auth., 5.00%, 7/1/22 (5)	14,315	15,007
Puerto Rico Highway & Transportation Auth., 5.00%, 7/1/19 (5)	1,615	1,696
Puerto Rico Highway & Transportation Auth., 5.50%, 7/1/15 (7)	5,000	5,530
Puerto Rico Highway & Transportation Auth., 5.875%, 7/1/21
(Prerefunded 7/1/10) (1)(3)	3,020	3,291
Puerto Rico Housing Fin. Auth., 5.00%, 12/1/20	4,235	4,379
Puerto Rico Infrastructure Fin. Auth., 5.375%, 10/1/24 (2)	5,000	5,315
Puerto Rico Infrastructure Fin. Auth., 5.50%, 10/1/20 (2)	1,000	1,074
Puerto Rico Infrastructure Fin. Auth., 5.50%, 7/1/24 (4)	8,985	10,172
Puerto Rico Infrastructure Fin. Auth., Excise Tax
5.50%, 10/1/32 (2)	12,240	13,051
Puerto Rico Infrastructure Fin. Auth., Excise Tax
Zero Coupon, 7/1/31 (5)	4,800	1,439
Puerto Rico Municipal Fin. Agency, GO, 6.00%, 7/1/12 (7)	5,000	5,558
		96,242
GUAM 0.4%
Guam Gov't. Waterworks Auth., 5.875%, 7/1/35	5,000	5,234
		5,234
VIRGIN ISLANDS 0.2%
Virgin Islands PFA, Hovensa Refinery, 5.875%, 7/1/22 (8)	2,000	2,169
Virgin Islands PFA, Hovensa Refinery, 6.125%, 7/1/22 (8)	1,000	1,096
		3,265

Total Municipal Securities (Cost $1,289,719)		1,340,931
Total Investments in Securities
98.2% of Net Assets (Cost $1,289,719)		$1,340,931
†	Denominated in U.S. dollars unless otherwise noted
(1)	Prerefunded date is used in determining portfolio maturity.
(2)	Escrowed to maturity
(3)	Insured by MBIA Insurance Corp.
(4)	Insured by AMBAC Assurance Corp.
(5)	Insured by Financial Guaranty Insurance Company
(6)	Insured by XL Capital Assurance Inc.
(7)	Insured by Financial Security Assurance Inc.
(8)	Interest subject to alternative minimum tax
(9)	Insured by CIFG Assurance
(10)	Insured by ACA Financial Guaranty Corp.
(11)	Insured by Radian Asset Assurance Inc.
CDA	Community Development Administration/Authority
COP	Certificate of Participation
DOT	Department of Transportation
GO	General Obligation
HHEFA	Health & Higher Educational Facility Authority
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Maryland Tax-Free Bond Fund
Unaudited	May 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Maryland state and local income taxes by investing primarily in investment-grade Maryland municipal bonds.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At May 31, 2006, the cost of investments for federal income tax purposes was $1,287,945,000. Net unrealized gain aggregated $52,986,000 at period-end, of which $57,493,000 related to appreciated investments and $4,507,000 related to depreciated investments.

T. ROWE PRICE VIRGINIA TAX-FREE BOND FUND
Unaudited		May 31, 2006
Portfolio of Investments †	$ Par	Value
(Amounts in 000s)

MUNICIPAL SECURITIES 99.0%
VIRGINIA 87.6%
Abingdon IDA, Johnston Memorial Hosp., 5.25%, 7/1/16	1,500	1,541
Albemarle County IDA, Martha Jefferson Hosp., 5.25%, 10/1/17	2,430	2,537
Albemarle County IDA, Martha Jefferson Hosp., 5.25%, 10/1/35	1,000	1,018
Alexandria, Consolidated Public Improvement
GO, 5.50%, 6/15/19 (Prerefunded 6/15/10) (1)	2,230	2,400
Alexandria, Consolidated Public Improvement
GO, 5.75%, 6/15/20 (Prerefunded 6/15/10) (1)	2,980	3,235
Alexandria, Consolidated Public Improvement, GO
4.50%, 6/15/13	150	156
Alexandria IDA, Episcopal High School, 5.00%, 1/1/29	3,690	3,786
Alexandria IDA, Episcopal High School, 5.00%, 1/1/33	4,600	4,709
Alexandria IDA, Episcopal High School
5.875%, 1/1/23 (Prerefunded 1/1/09) (1)	1,250	1,327
Alexandria IDA, Episcopal High School
6.00%, 1/1/17 (Prerefunded 1/1/09) (1)	1,060	1,128
Amelia County IDA, Waste Management
4.05%, 4/1/27 (Tender 4/1/08) (2)	2,000	1,995
Arlington County, GO, 5.00%, 5/15/25	3,355	3,520
Arlington County, Public Improvement
5.00%, 2/1/21 (Prerefunded 2/1/12) (1)	1,415	1,501
Arlington County IDA, 5.50%, 7/1/18 (Prerefunded 7/1/11) (1)	1,000	1,085
Arlington County IDA, The Nature Conservancy
5.40%, 7/1/17 (Prerefunded 7/1/07) (1)	1,815	1,885
Arlington County IDA, The Nature Conservancy
5.45%, 7/1/27 (Prerefunded 7/1/07) (1)	2,610	2,712
Arlington County IDA, Virginia Hosp. Center
5.50%, 7/1/15 (Prerefunded 7/1/11) (1)	1,465	1,589
Arlington County IDA, Virginia Hosp. Center
5.50%, 7/1/16 (Prerefunded 7/1/11) (1)	4,555	4,941
Arlington County IDA, Virginia Hosp. Center
5.50%, 7/1/17 (Prerefunded 7/1/11) (1)	820	889
Arlington County IDA, Waste Management, 5.25%, 1/1/10 (2)(3)	1,655	1,712
Bedford County IDA, Georgia-Pacific, 5.60%, 12/1/25 (2)	1,715	1,676
Bristol, Utility, 5.25%, 7/15/26 (4)	5,325	5,615
Bristol, Utility, 5.75%, 7/15/13 (3)(5)	1,045	1,163
Capital Region Airport Commission, Richmond Air, VRDN
(Currently 3.27%) (2)(6)	3,700	3,700
Charles City County IDA, IDRB, Waste Management
4.875%, 2/1/09 (2)	3,350	3,411
Charles City County IDA, IDRB, Waste Management
6.25%, 4/1/27 (Tender 4/1/12) (2)	750	822
Chesapeake Bay Bridge & Tunnel Dist., 5.50%, 7/1/25 (4)	2,400	2,735
Chesapeake Toll Road, 5.625%, 7/15/19	1,250	1,307
Chesapeake Toll Road, 5.625%, 7/15/32	1,500	1,551
Chesterfield County IDA, Virginia Electric & Power
5.875%, 6/1/17	1,500	1,613
Chesterfield County IDA, Virginia Electric & Power
5.875%, 6/1/17	500	541
Dinwiddie County IDA, 5.00%, 2/15/24 (4)	1,750	1,812
Fairfax City, GO, 5.00%, 1/15/30	2,000	2,074
Fairfax County, COP, 6.10%, 4/15/32	3,055	3,418
Fairfax County, GO, 5.00%, 6/1/17	880	929
Fairfax County Economic Dev. Auth.
National Wildlife Federation, 5.25%, 9/1/17 (4)	2,000	2,098
Fairfax County Economic Dev. Auth., Route 28 Transportation
5.00%, 4/1/33 (4)	2,000	2,060
Fairfax County Economic Dev. Auth., Vienna II Metrorail
6.00%, 9/1/19 (Prerefunded 9/1/09) (1)	1,975	2,149
Fairfax County Economic Dev. Auth., Vienna II Metrorail
6.00%, 9/1/20 (Prerefunded 9/1/09) (1)	2,090	2,274
Fairfax County IDA, VRDN (Currently 3.43%)	315	315
Fairfax County Water Auth., 5.00%, 4/1/30	8,000	8,288
Fairfax County Water Auth., 5.80%, 1/1/16 (5)	5,905	6,373
Fairfax County Water Auth.
6.00%, 4/1/15 (Prerefunded 4/1/10) (1)	1,140	1,242
Fairfax County Water Auth., 6.00%, 4/1/22	8,725	9,050
Frederick County IDA, 4.75%, 6/15/36 (3)	2,000	1,990
Fredericksburg IDA, Medicorp Health, 5.00%, 8/15/07	1,730	1,753
Fredericksburg IDA, Medicorp Health, 5.00%, 8/15/09	1,000	1,029
Fredericksburg IDA, Medicorp Health, 5.25%, 6/15/16 (6)	3,350	3,459
Front Royal & Warren County IDA, 5.00%, 4/1/35 (3)	6,400	6,579
Giles County IDA, PCR, Celanese Americas, 5.95%, 12/1/25 (2)	1,610	1,617
Giles County IDA, PCR, Celanese Americas, 6.625%, 12/1/22 (2)	1,485	1,489
Greater Richmond Convention Center
6.125%, 6/15/29 (Prerefunded 6/15/10) (1)	4,585	5,029
Halifax County IDA, Old Dominion Electric Cooperative
5.625%, 6/1/28 (2)(6)	2,955	3,169
Halifax County IDA, Regional Long-Term Care, 5.625%, 7/1/12	1,585	1,585
Hampton IDA, Sentara Health, 5.375%, 11/1/15	5,300	5,435
Hanover County IDA, Bon Secours Health, 6.375%, 8/15/18 (4)	1,000	1,154
Hanover County IDA, Bon Secours Health, 6.50%, 8/15/10 (4)	1,300	1,430
Henrico County Economic Dev. Auth., Bon Secours Health
5.60%, 11/15/30	4,300	4,462
Henrico County Economic Dev. Auth., Henrico Jail
6.125%, 11/1/19	2,000	2,181
Henrico County Economic Dev. Auth., Virginia United Methodist
Homes, 6.70%, 6/1/27	2,000	2,123
Henrico County IDA, Bon Secours Health, 6.00%, 8/15/16 (4)	865	968
Henrico County IDA, Bon Secours Health, 6.25%, 8/15/20 (4)	1,750	2,081
Henrico County Water & Sewer, 5.875%, 5/1/14	280	281
Henry County IDA, Virginia Memorial Hosp.
6.00%, 1/1/27 (Prerefunded 1/1/07) (1)	3,250	3,327
Henry County Public Service Auth., Water & Sewer
5.25%, 11/15/13 (3)	1,000	1,082
Hopewell IDA, Smurfit - Stone Container Corp.
5.25%, 6/1/15	2,000	1,913
Isle of Wight, GO, 5.00%, 7/1/23 (6)	1,670	1,741
Isle of Wight IDA, IDRB, Int'l. Paper, 6.10%, 5/1/27 (2)	2,000	2,060
James City & County IDA, Williamsburg Landing
6.125%, 3/1/32	2,000	2,090
Leesburg Virginia, Public Utilities, GO, 4.75%, 7/1/32 (4)	5,400	5,443
Lexington IDA, Stonewall Jackson Hosp., 7.00%, 7/1/30	2,295	2,300
Loudoun County, 5.25%, 1/1/18 (Prerefunded 1/1/10) (1)	2,525	2,679
Loudoun County, 5.25%, 5/1/21 (Prerefunded 5/1/12) (1)	1,755	1,887
Loudoun County, GO, 5.00%, 7/1/16	6,120	6,558
Loudoun County, Public Improvement, GO
5.25%, 1/1/19 (Prerefunded 1/1/10) (1)	1,650	1,751
Loudoun County, Public Improvement, GO
5.25%, 1/1/20 (Prerefunded 1/1/10) (1)	2,650	2,812
Loudoun County, Public Improvement, GO
5.375%, 1/1/14 (Prerefunded 1/1/10) (1)	1,650	1,758
Loudoun County, Public Improvement
5.75%, 12/1/18 (Prerefunded 12/1/09) (1)	1,685	1,814
Loudoun County IDA, Falcons Landing Project, 6.00%, 8/1/24	2,750	2,898
Loudoun County IDA, Howard Hughes Medical Institute
VRDN (Currently 3.20%)	500	500
Loudoun County IDA, Loudoun Hosp. Center
6.10%, 6/1/32 (Prerefunded 6/1/12) (1)	1,250	1,403
Manassas, GO, 5.25%, 1/1/17	1,000	1,093
Montgomery County IDA, 5.00%, 3/1/17 (6)	1,040	1,095
Montgomery County IDA, 5.00%, 3/1/18 (6)	1,090	1,144
Montgomery County IDA, 5.00%, 3/1/20 (6)	1,205	1,258
Newport Community Dev Auth., 5.60%, 9/1/36	1,000	1,003
Newport News, GO, 5.00%, 8/15/21	1,000	1,037
Newport News, GO, 5.00%, 11/1/21	1,000	1,039
Newport News Economic Dev. Auth., GO, 5.25%, 1/15/21	1,335	1,442
Norfolk, GO, 5.00%, 12/1/18 (3)	1,000	1,049
Norfolk Airport Auth., 5.375%, 7/1/16 (7)	1,675	1,774
Norfolk Airport Auth., 5.375%, 7/1/16 (2)(7)	1,650	1,723
Norfolk Airport Auth., 5.375%, 7/1/17 (2)(7)	1,600	1,670
Norfolk Parking System, 5.00%, 2/1/25 (4)	6,285	6,545
Northwestern Regional Jail Auth., 5.00%, 7/1/25 (4)	1,500	1,559
Orange County IDA, Public Fac., 5.00%, 2/1/25 (6)	1,750	1,810
Peninsula Airport Commission, Newport News, GO
5.25%, 7/15/12 (2)	1,200	1,271
Peninsula Airport Commission, Newport News, GO
5.375%, 7/15/15 (2)	1,080	1,146
Peninsula Airport Commission, Newport News, GO
5.50%, 7/15/21 (2)	1,385	1,466
Peninsula Ports Auth. of Virginia, Virginia Baptist Homes
5.375%, 12/1/26	1,000	1,006
Peninsula Ports Auth. of Virginia, Virginia Baptist Homes
5.40%, 12/1/33	1,000	1,002
Pocahontas Parkway Assoc., 5.50%, 8/15/28	750	774
Pocahontas Parkway Assoc., Zero Coupon, 8/15/09	1,000	828
Pocahontas Parkway Assoc.,Zero Coupon, 8/15/18	1,550	752
Portsmouth, GO, 5.00%, 4/1/26 (4)	3,535	3,686
Portsmouth, GO, 5.00%, 4/1/27 (4)	3,460	3,600
Powhatan County Economic Dev. Auth., 5.25%, 7/15/25 (6)	1,525	1,613
Prince William County, 5.25%, 12/1/16	500	533
Prince William County IDA, 5.25%, 2/1/17	1,115	1,211
Prince William County IDA, Potomac Hosp., 5.20%, 10/1/30	1,545	1,593
Prince William County IDA, Potomac Hosp., 5.50%, 10/1/20	1,120	1,189
Prince William County Park Auth., Park Improvement
5.875%, 10/15/19	4,135	4,370
Prince William County Service Auth., Water & Sewer
5.00%, 7/1/21	3,110	3,265
Richmond, GO, 5.50%, 1/15/16 (3)	5,000	5,390
Richmond, GO, 5.50%, 1/15/18 (3)	1,000	1,074
Richmond Metropolitan Auth., 5.25%, 7/15/22 (7)	5,610	6,184
Richmond Metropolitan Auth., 5.25%, 7/15/22 (7)	3,000	3,307
Richmond Public Utilities, 5.00%, 1/15/27 (3)(6)	2,000	2,075
Richmond Public Utilities, 5.00%, 1/15/35 (3)	4,000	4,124
Roanoke, Public Improvement
GO, 6.00%, 10/1/17 (Prerefunded 10/1/09) (1)	500	545
Roanoke, Public Improvement
GO, 6.00%, 10/1/19 (Prerefunded 10/1/09) (1)	4,810	5,242
Roanoke IDA, Carilion Health System, 5.50%, 7/1/20 (4)	2,000	2,122
Roanoke IDA, Carilion Health System, 5.50%, 7/1/21 (4)	1,670	1,773
Roanoke IDA, Carilion Health System, 5.75%, 7/1/13 (4)	2,375	2,588
Roanoke IDA, Carilion Health System, 6.125%, 7/1/17 (4)(5)	7,205	8,253
Spotsylvania County, Water & Sewer, 5.00%, 6/1/24 (3)	2,575	2,689
Spotsylvania County, Water & Sewer, 5.00%, 6/1/35 (3)	5,000	5,139
Spotsylvania County IDA, School Fac., 5.00%, 8/1/28 (6)	2,500	2,574
Spotsylvania County Water & Sewer, 5.00%, 6/1/22 (3)	2,335	2,445
Staunton, GO, 6.25%, 2/1/25 (6)	1,000	1,144
Univ. of Virginia, 5.00%, 6/1/37	3,000	3,104
Univ. of Virginia, 5.25%, 6/1/13	3,880	4,074
Upper Occoquan Sewage Auth., 5.00%, 7/1/24 (3)	3,000	3,133
Virginia College Building Auth., 5.00%, 2/1/25	4,090	4,262
Virginia, GO, 5.00%, 6/1/14 (Prerefunded 6/1/11) (1)	1,000	1,058
Virginia Beach, GO, 5.00%, 1/15/15	1,000	1,068
Virginia Beach Dev. Auth., 5.00%, 5/1/19	1,685	1,774
Virginia Beach Dev. Auth., 5.00%, 5/1/22	4,490	4,700
Virginia Beach Dev. Auth., 5.00%, 5/1/23	3,860	4,038
Virginia Beach Dev. Auth., Westminster Canterbury
7.25%, 11/1/32 (Prerefunded 11/1/09) (1)	1,500	1,692
Virginia Beach Dev. Auth., Sentara Healthcare, 5.25%, 11/1/14	500	515
Virginia Beach Dev. Auth., Sentara Healthcare
6.00%, 2/15/10 (6)	2,000	2,145
Virginia Beach Water & Sewer, 5.00%, 10/1/21	1,910	1,980
Virginia College Building Auth., 5.50%, 2/1/13	1,000	1,080
Virginia College Building Auth.
5.50%, 9/1/15 (Prerefunded 9/1/10) (1)	1,055	1,129
Virginia College Building Auth., 21st Century College
5.25%, 2/1/18	1,000	1,068
Virginia College Building Auth., Public Higher Ed. Fin. Project
5.00%, 9/1/22	4,510	4,727
Virginia College Building Auth., Public Higher Ed. Fin. Project
5.00%, 9/1/23	4,895	5,127
Virginia College Building Auth., Washington & Lee Univ.
5.75%, 1/1/34	5,000	5,982
Virginia HDA, Multi-Family, 5.05%, 10/1/10 (2)	400	412
Virginia HDA, Multi-Family, 5.45%, 2/1/12 (2)	1,150	1,182
Virginia HDA, Multi-Family, 5.50%, 2/1/13 (2)	1,175	1,205
Virginia HDA, Multi-Family, 5.50%, 5/1/13 (2)	1,000	1,026
Virginia HDA, Multi-Family, 5.60%, 11/1/18	5,160	5,341
Virginia HDA, Multi-Family, 5.60%, 3/1/25 (2)(4)	4,245	4,373
Virginia HDA, Multi-Family, 5.75%, 4/1/15	980	1,024
Virginia HDA, Single Family, 4.30%, 7/1/08 (4)	2,735	2,756
Virginia Polytechnic Institute & State Univ.
5.40%, 6/1/11 (Prerefunded 6/1/06) (1)	1,000	1,020
Virginia Polytechnic Institute & State Univ.
5.50%, 6/1/20 (Prerefunded 6/1/06) (1)	1,600	1,632
Virginia Polytechnic Institute & State Univ., Athletic Fac.
5.125%, 6/1/22 (6)	2,205	2,342
Virginia Polytechnic Institute & State Univ., Athletic Fac.,
5.125%, 6/1/23 (6)	2,320	2,462
Virginia Port Auth., 5.00%, 7/1/19 (2)	4,415	4,566
Virginia Port Auth., 5.50%, 7/1/11 (2)	2,270	2,295
Virginia Public Building Auth.
5.50%, 8/1/15 (Prerefunded 8/1/10) (1)	4,190	4,478
Virginia Public School Auth.
5.00%, 8/1/17 (Prerefunded 8/1/09) (1)(4)	1,000	1,049
Virginia Public School Auth., GO, 4.25%, 8/1/09	930	945
Virginia Resources Auth., 5.00%, 10/1/23	1,250	1,306
Virginia Resources Auth.
5.625%, 10/1/22 (Prerefunded 10/1/10) (1)	1,450	1,561
Virginia Resources Auth.
5.875%, 10/1/14 (Prerefunded 10/1/10) (1)	4,075	4,428
Virginia Resources Auth., Hopewell Wastewater
5.75%, 10/1/21 (2)	1,335	1,425
Virginia Transportation Board, 5.00%, 5/15/24	1,030	1,079
Virginia Transportation Board, 5.00%, 5/15/25	3,740	3,916
Virginia Transportation Board
5.70%, 5/15/19 (Prerefunded 5/15/09) (1)	1,000	1,066
Virginia Transportation Board, Oak Grove Connector
5.25%, 5/15/22	1,485	1,523
Virginia Transportation Board, U.S. Route 58, 5.00%, 5/15/09	500	518
Virginia Transportation Board, U.S. Route 58
5.25%, 5/15/16 (Prerefunded 5/15/09) (1)	5,000	5,266
Winchester IDA, Winchester Medical Center, 5.50%, 1/1/10 (6)	1,500	1,502
York County, Water & Sewer
5.875%, 6/1/24 (Prerefunded 6/1/09) (1)	1,000	1,071
York County IDA, Virginia Electric & Power, 5.50%, 7/1/09	1,500	1,525
York County Sewer Revenue, 5.00%, 6/1/29 (6)	1,100	1,141
		431,017
PUERTO RICO 6.5%
Government Dev. Bank of Puerto Rico, GO, TECP
4.85%, 10/24/06	1,500	1,500
Government Dev. Bank of Puerto Rico, GO, 5.00%, 12/1/08	1,500	1,534
Government Dev. Bank of Puerto Rico, GO, 5.00%, 12/1/12	1,500	1,556
Puerto Rico Convention Center Dist. Auth., 5.00%, 7/1/31 (6)	3,000	3,113
Puerto Rico Electric Power Auth., 5.00%, 7/1/20 (3)	5,000	5,261
Puerto Rico Electric Power Auth., 5.25%, 7/1/23 (4)	2,500	2,747
Puerto Rico Highway & Transportation Auth., 5.00%, 7/1/33 (4)	3,000	3,084
Puerto Rico Highway & Transportation Auth., 5.50%, 7/1/15 (3)	2,000	2,212
Puerto Rico Highway & Transportation Auth.
6.00%, 7/1/31 (Prerefunded 7/1/10) (1)	1,000	1,093
Puerto Rico Highway & Transportation Auth., 6.25%, 7/1/14 (5)	1,390	1,593
Puerto Rico Highway & Transportation Auth., 6.25%, 7/1/14	110	123
Puerto Rico Highway & Transportation Auth.
6.50%, 7/1/27 (Prerefunded 7/1/10) (1)	2,470	2,745
Puerto Rico Infrastructure Fin. Auth.
5.50%, 10/1/32 (5)	5,000	5,331
		31,892
DISTRICT OF COLUMBIA 4.4%
Metropolitan Washington D.C. Airports Auth.
5.00%, 10/1/21 (4)	2,750	2,870
Metropolitan Washington D.C. Airports Auth.
5.00%, 10/1/34 (2)(3)	5,760	5,814
Metropolitan Washington D.C. Airports Auth.
5.25%, 10/1/32 (2)(7)	2,500	2,561
Metropolitan Washington D.C. Airports Auth.
5.25%, 10/1/32 (7)	1,565	1,631
Metropolitan Washington D.C. Airports Auth.
5.50%, 10/1/27 (2)(4)	4,230	4,488
Metropolitan Washington D.C. Airports Auth.
5.75%, 10/1/19 (2)(7)	4,040	4,345
		21,709
GUAM 0.3%
Guam Gov't. Waterworks Auth., 5.50%, 7/1/16	1,000	1,059
Guam Gov't. Waterworks Auth., 6.00%, 7/1/25	500	532
		1,591
VIRGIN ISLANDS 0.2%
Virgin Islands PFA, Hovensa, 6.125%, 7/1/22 (2)	1,000	1,096
		1,096

Total Municipal Securities (Cost $473,471)		487,305

Total Investments in Securities
99.0% of Net Assets (Cost $473,471)		$487,305

†	Denominated in U.S. dollars unless otherwise noted
(1)	Prerefunded date is used in determining portfolio maturity.
(2)	Interest subject to alternative minimum tax
(3)	Insured by Financial Security Assurance Inc.
(4)	Insured by MBIA Insurance Corp.
(5)	Escrowed to maturity
(6)	Insured by AMBAC Assurance Corp.
(7)	Insured by Financial Guaranty Insurance Company
COP	Certificate of Participation
GO	General Obligation
HDA	Housing Development Authority
IDA	Industrial Development Authority/Agency
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Virginia Tax-Free Bond Fund
Unaudited	May 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Virginia Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Virginia state income taxes by investing primarily in investment-grade Virginia municipal bonds.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At May 31, 2006, the cost of investments for federal income tax purposes was $473,167,000. Net unrealized gain aggregated $14,138,000 at period-end, of which $15,287,000 related to appreciated investments and $1,149,000 related to depreciated investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND
Unaudited		May 31, 2006
Portfolio of Investments †	$ Par	Value
(Amounts in 000s)

MUNICIPAL SECURITIES 98.2%
NEW JERSEY 89.3%
Bayonne Redevelopment Agency, Royal Caribbean
5.375%, 11/1/35 (1)	2,000	2,017
Bergen County Improvement Auth., GO, 5.00%, 9/1/29	1,490	1,548
Bordentown Sewage Auth., 5.50%, 12/1/25 (2)	1,300	1,380
Burlington County Bridge Commission, GO, 5.25%, 8/15/19	825	874
Cape May PCR, Atlantic City Electric, 6.80%, 3/1/21 (3)	1,520	1,918
Cherry Hill Township, GO, 5.00%, 7/15/21 (3)	1,000	1,044
Egg Harbor Township School Dist., 5.00%, 7/15/16
(Prerefunded 7/15/11) (2)(4)	1,000	1,067
Essex County, Corrections Fac., GO, 5.75%, 10/1/30
(Prerefunded 10/1/10) (2)(4)	1,500	1,621
Essex County Improvement Auth., GO, 5.125%, 10/1/19 (3)	1,500	1,596
Gloucester County Improvement Auth., IDRB
Waste Management, 6.85%, 12/1/29 (Tender 12/1/09)	1,100	1,192
Hopewell Valley Regional School Dist., GO, 5.00%, 8/15/15 (2)	2,000	2,087
Hudson County Improvement Auth., GO, 5.00%, 4/1/25 (5)	2,000	2,075
Hudson County Improvement Auth., Union City, GO
5.20%, 7/15/24 (2)	2,000	2,081
Mercer County Improvement Auth., School Dist., GO
5.25%, 1/15/23 (2)	1,460	1,547
Mercer County Improvement Auth., Solid Waste, GO
5.75%, 9/15/16	2,000	2,087
Middlesex County Improvement Auth., Golf Course, GO
5.25%, 6/1/20	1,310	1,398
Middlesex County Improvement Auth., GO 5.25%, 9/15/20	1,500	1,606
Middlesex County Improvement Auth.
North Brunswick Township, 5.00%, 10/1/12 (2)	1,130	1,202
Middlesex County Improvement Auth., Student Housing Urban
Renewal, 5.00%, 8/15/18	250	254
Middlesex County Improvement Auth., Student Housing Urban
Renewal, 5.00%, 8/15/35	1,305	1,309
Middlesex County Utilities Auth., 8.634%, 8/15/10 (3)(6)	455	480
Middlesex County, PCR, Amerada Hess, 6.05%, 9/15/34	500	534
Morris County, 5.25%, 11/15/20 (Prerefunded 11/15/09) (4)	725	762
Morris-Union Jointure Commission, COP, 5.00%, 5/1/27 (7)	1,000	1,020
New Brunswick Parking Auth., 5.00%, 9/1/34 (3)	1,000	1,023
New Jersey, GO, 5.50%, 5/1/17 (Prerefunded 5/1/10) (4)	1,000	1,065
New Jersey Building Auth., 5.375%, 6/15/19
(Prerefunded 6/15/09) (4)	3,000	3,146
New Jersey Economic Dev. Auth., American Water
6.875%, 11/1/34 (1)(2)	1,000	1,012
New Jersey Economic Dev. Auth., Cigarette Tax
5.00%, 6/15/11 (2)	1,000	1,048
New Jersey Economic Dev. Auth., Cigarette Tax, 5.75%, 6/15/34	2,000	2,109
New Jersey Economic Dev. Auth., Ed. Testing Service
4.75%, 5/15/25 (3)	1,950	1,959
New Jersey Economic Dev. Auth., Franciscan Oaks
5.75%, 10/1/23	375	384
New Jersey Economic Dev. Auth., Harrogate, 5.50%, 12/1/06	400	402
New Jersey Economic Dev. Auth., Harrogate, 5.65%, 12/1/08	400	407
New Jersey Economic Dev. Auth., Harrogate, 5.75%, 12/1/16	500	507
New Jersey Economic Dev. Auth., Harrogate, 5.875%, 12/1/26	1,000	1,012
New Jersey Economic Dev. Auth., Kapkowski Road Landfill
5.75%, 10/1/21	250	270
New Jersey Economic Dev. Auth., Kapkowski Road Landfill
Zero Coupon, 4/1/10 (8)	1,025	885
New Jersey Economic Dev. Auth., Keswick Pines, 5.70%, 1/1/18	500	506
New Jersey Economic Dev. Auth., Keswick Pines, 5.75%, 1/1/24	850	863
New Jersey Economic Dev. Auth., Lease Liberty State Park
5.00%, 3/1/21 (3)	2,285	2,380
New Jersey Economic Dev. Auth., Lease Liberty State Park
5.00%, 3/1/23 (9)	1,400	1,458
New Jersey Economic Dev. Auth., Lease Liberty State Park
5.00%, 3/1/24	1,500	1,546
New Jersey Economic Dev. Auth., Lions Gate, 5.75%, 1/1/25	710	723
New Jersey Economic Dev. Auth., Lions Gate, 5.875%, 1/1/37	230	235
New Jersey Economic Dev. Auth., Masonic Charity Foundation
5.50%, 6/1/31	1,000	1,052
New Jersey Economic Dev. Auth., Masonic Charity Foundation
6.00%, 6/1/25	1,000	1,094
New Jersey Economic Dev. Auth., Motor Vehicle Surcharge
5.25%, 7/1/26 (3)	1,000	1,104
New Jersey Economic Dev. Auth., Presbyterian Homes
at Montgomery, 6.375%, 11/1/31	800	831
New Jersey Economic Dev. Auth., School Fac. Construction
5.125%, 3/1/30	4,500	4,645
New Jersey Economic Dev. Auth., School Fac. Construction
5.25%, 9/1/17	1,445	1,547
New Jersey Economic Dev. Auth., St. Barnabas Health Care
Zero Coupon, 7/1/16 (3)	3,500	2,246
New Jersey Economic Dev. Auth., The Evergreens
6.00%, 10/1/17	1,055	1,074
New Jersey Economic Dev. Auth., The Evergreens
6.00%, 10/1/22	965	983
New Jersey Economic Dev. Auth., The Seeing Eye
5.00%, 12/1/24 (5)	3,340	3,475
New Jersey Economic Dev. Auth., The Seeing Eye
6.20%, 12/1/24 (Prerefunded 12/1/09) (4)	1,000	1,093
New Jersey Economic Dev. Auth., Winchester Gardens
8.625%, 11/1/25 (Prerefunded 11/1/06) (4)	500	520
New Jersey Economic Dev. Auth., Winchester Gardens
at Ward Homestead, 5.80%, 11/1/31	660	695
New Jersey Economic Dev. Auth., IDRB, Continental Airlines
6.25%, 9/15/19 (1)	1,000	995
New Jersey EFA, 5.00%, 9/1/19 (Prerefunded 9/1/10) (4)(9)	1,000	1,050
New Jersey EFA, 5.375%, 7/1/17 (2)	1,330	1,424
New Jersey EFA, Georgian Court College, 6.50%, 7/1/33	500	551
New Jersey EFA, Monmouth Univ., 5.25%, 7/1/09	480	494
New Jersey EFA, Monmouth Univ., 5.60%, 7/1/12	450	464
New Jersey EFA, Princeton Univ., 5.00%, 7/1/30	1,000	1,041
New Jersey EFA, Public Library Grant, 5.00%, 9/1/22 (5)	1,000	1,037
New Jersey EFA, Ramapo College, 5.00%, 7/1/25 (5)	600	620
New Jersey EFA, Rider Univ., 5.50%, 7/1/23 (7)	1,000	1,071
New Jersey EFA, Rowan College, 5.125%, 7/1/30 (2)	1,000	1,037
New Jersey EFA, Rowan College, 5.25%, 7/1/22 (2)	1,175	1,242
New Jersey EFA, Rowan Univ., 6.00%, 7/1/21
(Prerefunded 7/1/06) (4)(5)	1,000	1,012
New Jersey EFA, Stevens Institute of Technology
5.00%, 7/1/12	250	256
New Jersey EFA, Stevens Institute of Technology
5.375%, 7/1/11	585	604
New Jersey Environmental Infrastructure Trust
5.25%, 9/1/20 (Prerefunded 9/1/10)	1,500	1,587
New Jersey HFA, Multi-Family, VRDN (Currently 3.47%) (1)	2,000	2,000
New Jersey HFFA, Atlantic City Medical Center, 5.75%, 7/1/25	2,000	2,118
New Jersey HFFA, Hackensack Univ. Medical Center
6.00%, 1/1/34	1,750	1,845
New Jersey HFFA, Hunterdon Medical Center, 5.125%, 7/1/35	250	251
New Jersey HFFA, Kennedy Health, 5.50%, 7/1/21	1,000	1,048
New Jersey HFFA, Pascack Valley Hosp. Assoc., 6.50%, 7/1/23	750	773
New Jersey HFFA, Robert Wood Johnson Univ. Hosp.
5.75%, 7/1/25	1,500	1,581
New Jersey HFFA, RWJ Health Care Corp. at Hamilton
5.00% 7/1/25 (7)	3,485	3,574
New Jersey HFFA, Somerset Medical Center, 5.50%, 7/1/33	2,000	2,033
New Jersey HFFA, South Jersey Hosp., 5.875%, 7/1/21	2,250	2,380
New Jersey HFFA, St. Clares Hosp., 5.25%, 7/1/14 (3)	2,000	2,158
New Jersey HFFA, St. Peters Univ. Hosp., 6.875%, 7/1/30	1,000	1,079
New Jersey HFFA, Trinitas Hosp., 6.00%, 7/1/14	750	777
New Jersey HFFA, Trinitas Hosp., 6.00%, 7/1/20	570	589
New Jersey HFFA., Greystone Park Psychiatric Hosp.
5.00%, 9/15/25 (5)	1,500	1,555
New Jersey Higher Ed. Student Assistance Auth.
5.80%, 6/1/16 (1)(3)	585	589
New Jersey Higher Ed. Student Assistance Auth.
6.00%, 6/1/15 (1)(3)	1,125	1,155
New Jersey Highway Auth., Garden State Parkway
5.75% 1/1/13 (Prerefunded 1/1/10) (4)	2,000	2,155
New Jersey Housing & Mortgage Fin. Agency, Multi-Family
5.50%, 5/1/22 (1)(9)	440	455
New Jersey Housing & Mortgage Fin. Agency, Multi-Family
5.55%, 11/1/09 (9)	1,000	1,020
New Jersey Housing & Mortgage Fin. Agency, Multi-Family
5.70%, 5/1/20 (9)	455	475
New Jersey Housing & Mortgage Fin. Agency, Multi-Family
6.25%, 11/1/26 (9)	715	747
New Jersey Transit Corp., 5.50%, 2/1/08 (5)	4,250	4,374
New Jersey Transportation Trust Fund Auth.
5.125%, 6/15/15 (Prerefunded 6/15/09) (4)	1,635	1,704
New Jersey Transportation Trust Fund Auth.
5.25%, 12/15/11 (3)	2,000	2,137
New Jersey Transportation Trust Fund Auth.
6.00%, 12/15/19 (Prerefunded 12/15/11) (3)(4)	1,250	1,388
New Jersey Transportation Trust Fund Auth.
Capital Appreciation, Zero Coupon, 12/15/29 (9)	6,000	1,890
New Jersey Turnpike Auth., 5.00%, 1/1/21 (9)	2,000	2,088
New Jersey Turnpike Auth., 5.00%, 1/1/25 (9)	2,500	2,601
New Jersey Turnpike Auth., 5.00%, 1/1/27 (2)	700	723
New Jersey Turnpike Auth., 5.00%, 1/1/35 (9)	2,000	2,062
New Jersey Turnpike Auth., 5.50%, 1/1/25
(Prerefunded 1/1/10) (3)(4)	1,025	1,086
New Jersey Turnpike Auth., VRDN (Currently 3.44%) (9)	1,000	1,000
North Hudson Sewage Auth., 5.25%, 8/1/18 (2)	2,000	2,130
North Hudson Sewage Auth., Zero Coupon, 8/1/20 (3)	2,350	1,213
Ocean County, GO, 5.35%, 12/1/17 (Prerefunded 12/1/09) (4)	1,695	1,802
Ocean County, GO
5.125%, 9/1/18 (Prerefunded 9/1/10) (4)	1,590	1,691
Ocean County, GO, 5.00%, 11/1/17 (3)	325	344
Port Auth. of New York & New Jersey, 5.00%, 7/15/22	3,000	3,133
Port Auth. of New York & New Jersey, 5.00%, 7/15/26 (1)(9)	1,905	1,957
Port Auth. of New York & New Jersey, 5.125%, 1/15/36 (1)	1,000	1,012
Port Auth. of New York & New Jersey, 5.875%, 9/15/15 (1)(2)	1,000	1,016
Salem County Pollution Control Fin. Auth., PCR, PSEG Power
5.75%, 4/1/31 (1)	1,700	1,794
South Jersey Transportation Auth., IDRB, Raytheon Air
6.15%, 1/1/22 (1)	660	676
Tobacco Settlement Fin. Corp., Tobacco Industry
5.75%, 6/1/32	245	254
Tobacco Settlement Fin. Corp., Tobacco Industry
6.75%, 6/1/39	450	502
Tobacco Settlement Fin. Corp., Tobacco Industry
7.00%, 6/1/41	150	170
Trenton, GO, 5.00%, 12/1/26 (3)	2,000	2,077
Univ. of Medicine & Dentistry, 5.00%, 12/1/31 (5)	1,000	1,026
Wanaque Valley Regional Sewer Auth., GO, 5.75%, 9/1/18 (5)	3,115	3,459
Winslow Township Board of Ed., 5.20%, 8/1/16
(Prerefunded 8/1/09) (2)(4)	2,010	2,101
		168,250
PUERTO RICO 6.4%
Children's Trust Fund, Tobacco Settlement
6.00%, 7/1/26 (Prerefunded 7/1/10) (4)	1,500	1,629
Children's Trust Fund, Tobacco Settlement
Zero Coupon, 5/15/55	5,000	169
Gov’t. Dev. Bank of Puerto Rico, GO, TECP
4.85%, 10/24/06	600	600
Gov’t. Dev. Bank of Puerto Rico, GO
5.00%, 12/1/17	1,400	1,442
Puerto Rico, 5.00%, 7/1/27 (Prerefunded 7/1/12) (4)	1,400	1,491
Puerto Rico Convention Center Dist. Auth., 5.00%, 7/1/31 (5)	2,000	2,075
Puerto Rico Highway & Transportation Auth., 5.00%, 7/1/36	500	499
Puerto Rico Ind., Medical & Environmental Auth., Abbott Labs
3.55%, 3/1/23 (Tender 3/1/07) (6)	800	799
Puerto Rico Municipal Fin. Agency, GO, 5.00%, 8/1/18 (10)	2,195	2,312
Puerto Rico Public Buildings Auth., GO, 5.50%, 7/1/24	1,000	1,058
		12,074
DELAWARE 1.4%
Delaware River & Bay Auth., 5.00%, 1/1/27 (3)	1,500	1,558
Delaware River & Bay Auth., 5.50%, 1/1/15
(Prerefunded 1/1/10) (4)(5)	500	535
Delaware River & Bay Auth., 5.50%, 1/1/16
(Prerefunded 1/1/10) (4)(5)	500	534
		2,627
PENNSYLVANIA 0.6%
Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	1,140	1,163
		1,163
VIRGIN ISLANDS 0.5%
Virgin Islands PFA, Hovensa Refinery, 5.875%, 7/1/22 (1)	250	271
Virgin Islands PFA, Hovensa Refinery, 6.125%, 7/1/22 (1)	500	548
		819
Total Municipal Securities (Cost $178,620)		184,933
Total Investments in Securities
98.2% of Net Assets (Cost $178,620)		$184,933

†	Denominated in U.S. dollars unless otherwise noted
(1)	Interest subject to alternative minimum tax
(2)	Insured by Financial Guaranty Insurance Company
(3)	Insured by MBIA Insurance Corp.
(4)	Prerefunded date is used in determining portfolio maturity.
(5)	Insured by AMBAC Assurance Corp.
(6)	Variable Rate; rate shown is effective rate at period-end
(7)	Insured by Radian Asset Assurance Inc.
(8)	Escrowed to maturity
(9)	Insured by Financial Security Assurance Inc.
(10)	Insured by CIFG Assurance
COP	Certificate of Participation
EFA	Educational Facility Authority
GO	General Obligation
HFA	Health Facility Authority
HFFA	Health Facility Financing Authority
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New Jersey Tax-Free Bond Fund
Unaudited	May 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The New Jersey Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide the highest level of income exempt from federal and New Jersey state income taxes, consistent with prudent portfolio management, by investing primarily in investment-grade New Jersey municipal bonds.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At May 31, 2006, the cost of investments for federal income tax purposes was $178,509,000. Net unrealized gain aggregated $6,424,000 at period-end, of which $7,106,000 related to appreciated investments and $682,000 related to depreciated investments.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND
Unaudited		May 31, 2006
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)

MUNICIPAL SECURITIES 98.8%
MARYLAND 93.3%
Anne Arundel County, GO, 5.00%, 3/1/07	525	531
Anne Arundel County, GO, 5.00%, 3/1/09	610	631
Anne Arundel County, GO, 6.00%, 2/1/08	1,270	1,318
Anne Arundel County, Consolidated General Improvement, GO
5.00%, 3/1/08	3,360	3,438
Anne Arundel County, Special Obligation, 7.10%, 7/1/29
(Prerefunded 7/1/09) (1)	2,750	3,063
Baltimore, GO, 7.00%, 10/15/10 (2)	1,365	1,542
Baltimore County, Metropolitan Dist. 66th Issue, GO
5.00%, 7/1/07	195	198
Baltimore County Economic Dev., Maryvale Preparatory School
6.50%, 5/1/08	375	382
Calvert County, Consolidated Public Improvement, GO
5.00%, 7/15/11	2,310	2,444
Carroll County, County Commissioners, GO, 5.00%, 11/1/06	500	503
Frederick County, GO, 5.00%, 8/1/09 (2)	2,475	2,572
Frederick County, GO, 5.00%, 12/1/10	2,495	2,631
Frederick County, Public Fac., 5.25%, 7/1/12
(Prerefunded 7/1/09) (1)	950	1,002
Frederick County, Public Fac., GO, 5.00%, 8/1/11	2,500	2,651
Harford County, GO, 5.50%, 12/1/07	220	226
Harford County, Consolidated Public Improvement, GO
5.00%, 12/1/10	2,765	2,911
Howard County, Public Improvement, GO, 5.00%, 8/15/07	750	763
Maryland, State & Local Fac., GO, 5.00%, 2/1/07	8,135	8,213
Maryland, State & Local Fac., GO, 5.00%, 3/1/07	1,850	1,870
Maryland, State & Local Fac., GO, 5.00%, 8/1/09	2,075	2,159
Maryland CDA, Barrington Apartment
VRDN (Currently 3.49%) (3)	500	500
Maryland DOT, 5.00%, 5/1/07	450	456
Maryland DOT, COP, 5.00%, 10/15/07 (3)	465	473
Maryland DOT, 5.00%, 5/1/08	3,000	3,075
Maryland Economic Dev. Corp., 5.50%, 7/15/06 (4)	380	381
Maryland Economic Dev. Corp., 5.50%, 7/15/07 (4)	400	408
Maryland Economic Dev. Corp., Maryland Aviation
Administration, 5.00%, 6/1/08 (3)(5)	1,425	1,459
Maryland Economic Dev. Corp., Maryland Aviation
Administration, 5.00%, 6/1/09 (3)(5)	2,395	2,473
Maryland Economic Dev. Corp., U.S. Pharmacopeial
VRDN (Currently 3.58%) (6)	400	400
Maryland Economic Dev. Corp., Univ. of Maryland College Park
Student Housing, 5.00%, 6/1/09 (7)	1,150	1,190
Maryland Economic Dev. Corp., Univ. of Maryland College Park
Student Housing, 5.00%, 6/1/10 (7)	1,995	2,082
Maryland Economic Dev. Corp., Univ. Village at Sheppard Pratt
4.55%, 7/1/06 (8)	250	250
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/12	1,440	1,482
Maryland HHEFA, Board of Child Care, 4.00%, 7/1/07	500	501
Maryland HHEFA, Board of Child Care, 4.50%, 7/1/06	1,000	1,001
Maryland HHEFA, Calvert Memorial Hosp., 4.75%, 7/1/09	275	282
Maryland HHEFA, Carroll Hosp. Center, 4.40%, 7/1/09	515	521
Maryland HHEFA, Frederick Memorial Hosp., 5.25%, 7/1/13 (9)	1,875	1,986
Maryland HHEFA, Johns Hopkins Hosp., 5.00%, 5/15/08	1,640	1,678
Maryland HHEFA, Johns Hopkins Univ., 6.00%, 7/1/07	1,000	1,025
Maryland HHEFA, Johns Hopkins Univ., 6.00%, 7/1/39
(Prerefunded 7/1/09) (1)	4,340	4,672
Maryland HHEFA, Johns Hopkins Univ., VRDN (Currently 3.45%)	465	465
Maryland HHEFA, Lifebridge Health, 4.00%, 7/1/06	1,050	1,050
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/09	2,345	2,421
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/10	1,565	1,632
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/11	500	522
Maryland HHEFA, Loyola College
Muni Auction Rate (Currently 3.45%) (2)	2,150	2,150
Maryland HHEFA, Mercy Ridge Retirement Community
5.00%, 4/1/08	2,000	2,021
Maryland HHEFA, Sheppard & Enoch Pratt Foundation
5.00%, 7/1/06	1,300	1,301
Maryland HHEFA, Suburban Hosp., 5.00%, 7/1/09	1,725	1,780
Maryland HHEFA, Univ. of Maryland Medical
5.00%, 7/1/09	1,020	1,052
Maryland HHEFA, Univ. of Maryland Medical System
6.75%, 7/1/30 (Prerefunded 7/1/10) (1)	2,415	2,709
Maryland Ind. Dev. Fin. Auth., Sheppard & Enoch Pratt
Foundation, 4.25%, 12/31/11	1,290	1,281
Montgomery County, Consolidated Public Improvement
5.375%, 5/1/11 (Prerefunded 5/1/07) (1)	500	518
Montgomery County, GO, 4.25%, 5/1/07	5,000	5,032
Montgomery County, GO, 5.00%, 7/1/10	5,480	5,756
Montgomery County, Consolidated Public Improvement, GO
5.00%, 2/1/09	2,240	2,317
Montgomery County, Consolidated Public Improvement, GO
5.375%, 1/1/07	250	253
Montgomery County, Consolidated Public Improvement, GO
5.375%, 5/1/13 (Prerefunded 5/1/07) (1)	1,160	1,201
Montgomery County Parking, Bethesda Parking Lot
5.00%, 6/1/08 (9)	1,100	1,130
Northeast Maryland Waste Disposal Auth., Montgomery County
Resources Recreation Fac., Solid Waste, 5.25%, 4/1/09 (3)(6)	4,850	5,019
Northeast Maryland Waste Disposal Auth., Montgomery County
Resources Recreation Fac., 6.00%, 7/1/06 (3)	4,170	4,176
Northeast Maryland Waste Disposal Auth., Montgomery County
Resources Recreation Fac., 6.00%, 7/1/07 (3)	1,365	1,387
Northeast Maryland Waste Disposal Auth., Montgomery County
Resources Recreation Fac., 6.00%, 7/1/08 (3)	1,145	1,181
Northeast Maryland Waste Disposal Auth. IDRB, Waste
Management, 4.75%, 1/1/12 (3)	75	76
Prince Georges County, GO, 5.00%, 10/1/06	3,460	3,476
Prince Georges County, GO, 5.00%, 12/1/07	1,500	1,531
Prince Georges County, GO, 5.00%, 12/1/08	3,000	3,098
Prince Georges County, GO, 5.25%, 10/1/10	2,420	2,571
Prince Georges County, Consolidated Public Improvement, GO
5.00%, 5/15/07 (5)	3,930	3,982
Prince Georges County, Consolidated Public Improvement, GO
5.00%, 10/1/07	500	509
Prince Georges County, Consolidated Public Improvement, GO
5.125%, 10/1/08	1,000	1,034
Prince Georges County, Equipment Acquisition, COP
4.00%, 9/1/07 (2)	3,675	3,692
Prince Georges County, Solid Waste Management
5.00%, 6/15/10 (2)	3,025	3,170
Queen Annes County, School & Public Fac., GO
5.125%, 1/15/09 (9)	1,530	1,585
Univ. of Maryland, Auxiliary & Tuition, 4.00%, 4/1/07	1,045	1,049
Univ. of Maryland, Auxiliary & Tuition, 5.00%, 4/1/08	5,000	5,119
Univ. of Maryland, Auxiliary & Tuition, 5.00%, 4/1/11	1,785	1,884
Washington Suburban Sanitary Dist., 5.00%, 6/1/09
(Prerefunded 6/1/07) (1)	350	362
Washington Suburban Sanitary Dist., 5.00%, 6/1/16
(Prerefunded 6/1/08) (1)	420	439
Washington Suburban Sanitary Dist., 5.00%, 6/1/17
(Prerefunded 6/1/08) (1)	400	418
Washington Suburban Sanitary Dist., General Construction
GO, 5.00%, 6/1/09	2,350	2,441
Washington Suburban Sanitary Dist., General Construction
GO, 5.25%, 6/1/10	825	873
Washington Suburban Sanitary Dist., Sewer Disposal
GO,5.25%, 6/1/09	1,580	1,652
		150,658
PUERTO RICO 2.3%
Gov’t Dev. Bank for Puerto Rico, GO, 5.00%, 12/1/08	1,200	1,227
Gov’t Dev. Bank for Puerto Rico, GO, TECP
4.85%, 10/24/06	500	500
Puerto Rico Municipal Fin. Agency, GO, 5.50%, 8/1/07 (5)	2,000	2,042
		3,769
VIRGIN ISLANDS 1.8%
Virgin Islands PFA, 5.00%, 10/1/06	500	502
Virgin Islands PFA, 5.00%, 10/1/07	1,050	1,065
Virgin Islands PFA, 5.00%, 10/1/08	1,000	1,023
Virgin Islands PFA, 5.00%, 10/1/10	250	258
		2,848
GUAM 0.7%
Guam Gov't Waterworks Auth., 5.00%, 7/1/08	600	612
Guam Gov't Waterworks Auth., 5.00%, 7/1/09	600	615
		1,227
DISTRICT OF COLUMBIA 0.7%
Washington Metropolitan Area Transit Auth., 6.00%, 7/1/09 (9)	1,000	1,067
		1,067
Total Municipal Securities (Cost $160,835)		159,569
Total Investments in Securities
98.8% of Net Assets (Cost $160,835)		$159,569

†	Denominated in U.S. dollars unless otherwise noted
(1)	Prerefunded date is used in determining portfolio maturity.
(2)	Insured by MBIA Insurance Corp.
(3)	Interest subject to alternative minimum tax
(4)	Escrowed to maturity
(5)	Insured by Financial Security Assurance Inc.
(6)	Insured by AMBAC Assurance Corp.
(7)	Insured by CIFG Assurance
(8)	Insured by ACA Financial Guaranty Corp.
(9)	Insured by Financial Guaranty Insurance Company
CDA	Community Development Administration/Authority
COP	Certificate of Participation
DOT	Department of Transportation
GO	General Obligation
HHEFA	Health & Higher Educational Facility Authority
IDRB	Industrial Development Revenue Bond
PFA	Public Finance Authority
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund
Unaudited	May 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Short-Term Tax-Free Bond Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide the highest level of income exempt from federal and Maryland state and local income taxes consistent with modest fluctuation in principal value.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At May 31, 2006, the cost of investments for federal income tax purposes was $160,835,000. Net unrealized loss aggregated $1,266,000 at period-end, of which $55,000 related to appreciated investments and $1,321,000 related to depreciated investments.

T. ROWE PRICE FLORIDA INTERMEDIATE TAX-FREE FUND
Unaudited		May 31, 2006
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)

MUNICIPAL SECURITIES 98.6%
FLORIDA 89.9%
Alachua County Health Fac. Auth.
Shands Teaching Hosp. & Clinics, VRDN (Currently 3.59%)	2,400	2,400
Broward County, 5.00%, 12/1/06	1,800	1,811
Broward County, Airport, 5.25%, 10/1/10 (2)(3)	2,000	2,068
Broward County, Water & Sewer 5.00%, 10/1/15 (1)	1,425	1,511
Broward County, GO, 5.25%, 1/1/15	2,000	2,131
Broward County, GO, 5.25%, 1/1/18	2,000	2,119
Broward County, GO, Parks & Land Preservation, 5.00%, 1/1/25	1,000	1,038
Collier County, Gas Tax, 5.25%, 6/1/14 (1)	500	537
Coral Gables HFA, Baptist Health, 5.00%, 8/15/06	400	401
Delray Beach, Decade of Excellence, GO, 5.00%, 2/1/13 (4)	1,000	1,064
Duval County School Dist., GO, COP, 5.75%, 7/1/16 (4)	2,000	2,113
Florida, 5.375%, 7/1/14 (5)	2,000	2,132
Florida, Ed. Lottery, 5.50%, 7/1/12 (Prerefunded 7/1/10) (5)(6)	2,500	2,688
Florida, Ed. Lottery, 5.50%, 7/1/16 (5)	1,000	1,071
Florida, Ed. Lottery, 5.50%, 7/1/13 (5)	1,000	1,070
Florida Board of Ed., Capital Outlay
5.25%, 1/1/13 (Prerefunded 1/1/08) (6)	2,360	2,440
Florida Board of Ed., Capital Outlay
5.25%, 1/1/14 (Prerefunded 1/1/08) (6)	1,170	1,210
Florida Board of Ed., GO, 5.125%, 6/1/13	2,500	2,613
Florida Board of Ed., GO, Capital Outlay, 5.00%, 6/1/12 (5)	1,250	1,327
Florida Board of Ed., GO, Capital Outlay, 5.00%, 6/1/14	2,000	2,111
Florida Dept. of Environmental Protection, 5.25%, 7/1/14 (5)	2,000	2,151
Florida Dept. of Natural Resources, Documentary
Stamp Tax, 5.50%, 7/1/09 (4)	3,000	3,155
Florida Dept. of Natural Resources, Documentary
Stamp Tax, 6.00%, 7/1/08 (1)	2,645	2,768
Florida DOT, Florida Turnpike Revenue, 5.25%, 7/1/11 (2)	1,950	2,024
Florida DOT, GO, 5.00%, 7/1/21	1,000	1,037
Florida HFC, Multi-Family Housing
5.80%, 2/1/08 (Prerefunded 8/1/06) (6)	1,000	1,024
Greater Orlando Aviation Auth., 5.00%, 10/1/15 (4)	2,250	2,362
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/29 (Tender 11/16/09)	1,000	1,031
Highlands County HFA, Adventist Health/Sunbelt
5.00%, 11/15/21	1,100	1,115
Hillsborough County School Dist., 5.375%, 10/1/14
(Prerefunded 10/1/11) (1)(6)	1,500	1,614
Hillsborough County School Dist., Sales Tax, 5.00%, 10/1/20 (1)	1,975	2,074
Jacksonville, 5.25%, 10/1/19 (2)(3)	1,500	1,571
Jacksonville, 5.375%, 10/1/17 (5)	1,000	1,073
Jacksonville, Excise Tax, 5.00%, 10/1/23 (1)	1,875	1,962
Jacksonville Electric Auth.
5.25%, 10/1/12 (Prerefunded 10/1/07) (6)	1,930	1,989
Jacksonville HFA, Baptist Health, 5.00%, 8/15/11 (2)	750	765
Kissimmee Utility Auth., 5.00%, 10/1/16 (1)	2,260	2,406
Kissimmee, Water & Sewer, 5.50%, 10/1/11 (5)(7)	1,500	1,593
Lakeland, Electric & Water, 6.55%, 10/1/07 (4)	1,095	1,135
Lee County, Solid Waste, 5.25%, 10/1/08 (2)(3)	1,650	1,701
Lee County IDA, Bonita Springs, 5.80%, 11/1/11 (2)(3)	1,325	1,347
Martin County, Utility, 5.50%, 10/1/16 (5)	1,260	1,369
Miami Dade County, Public Service, 5.00%, 4/1/20 (2)	1,135	1,194
Miami-Dade County, GO, Florida Parks, 5.25%, 11/1/16 (2)	660	703
Miami-Dade County EFA, Univ. of Miami, 5.00%, 4/1/18 (1)	1,750	1,835
Orange County, Sales Tax, 5.125%, 1/1/16 (5)	2,580	2,725
Orange County HFA, Nemours Foundation
5.00%, 1/1/20	1,245	1,302
Orlando-Orange County Expressway Auth., 6.50%, 7/1/10 (5)	1,000	1,102
Osceola County, GO, Tourist Dev., 5.50%, 10/1/16 (5)	1,000	1,084
Palm Beach County, Criminal Justice Fac., 5.75%, 6/1/13 (5)	3,700	4,110
Polk County, Transportation Improvement
5.625%, 12/1/15 (Prerefunded 12/1/10) (4)(6)	500	543
Reedy Creek Improvement Dist., 5.00%, 10/1/15 (1)	1,230	1,313
Reedy Creek Improvement Dist., 5.00%, 10/1/20 (1)	1,025	1,075
Reedy Creek Improvement Dist.
5.125%, 10/1/14 (Prerefunded 10/1/09) (2)(6)	1,525	1,606
Reedy Creek Improvement Dist., GO, 5.00%, 6/1/17 (1)	1,775	1,851
Reedy Creek Improvement Dist., GO, 5.00%, 6/1/21 (1)	2,080	2,175
Saint Augustine, 5.00%, 10/1/24 (1)	2,400	2,498
Venice Health Care, Bon Secours
5.40%, 8/15/08 (Prerefunded 8/15/06) (2)(6)	1,290	1,321
West Orange Healthcare Dist., 5.50%, 2/1/10	800	837
		98,395
PUERTO RICO 8.7%
Puerto Rico, GO, Public Improvement, 5.50%, 7/1/18 (4)	2,000	2,222
Puerto Rico Electric Power Auth., 5.25%, 7/1/14 (2)	2,000	2,086
Puerto Rico Ind., Tourist, Ed., Medical & Environmental
Fac., Ascension Health, 6.375%, 11/15/15	750	825
Puerto Rico Infrastructure Fin Auth., 5.50%, 7/1/16 (1)	1,500	1,667
Puerto Rico Infrastructure Fin. Auth. 5.50%, 7/1/17 (1)	1,000	1,111
Puerto Rico Municipal Fin. Agency
5.875%, 8/1/14 (Prerefunded 8/1/09) (4)(6)	1,500	1,613
		9,524

Total Municipal Securities (Cost $106,063)		107,919
Total Investments in Securities
98.6% of Net Assets (Cost $106,063)		$107,919
†	Denominated in U.S. dollars unless otherwise noted
(1)	Insured by AMBAC Assurance Corp.
(2)	Insured by MBIA Insurance Corp.
(3)	Interest subject to alternative minimum tax
(4)	Insured by Financial Security Assurance Inc.
(5)	Insured by Financial Guaranty Insurance Company
(6)	Prerefunded date is used in determining portfolio maturity.
(7)	Escrowed to maturity
COP	Certificate of Participation
DOT	Department of Transportation
EFA	Educational Facility Authority
GO	General Obligation
HFA	Health Facility Authority
HFC	Housing Finance Corp.
IDA	Industrial Development Authority/Agency
VRDN	Variable Rate Demand Note; rate shown is effective rate at period-end

The acccompanying notes are an integral part of this Portfolio of Investmesnts.

T. Rowe Price Flordia Intermediate Tax-Free Fund
Unaudited	May 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Flordia Intermediate Tax-Free Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide a high level of income exempt from federal income taxes, consistent with moderate price fluctuation, by investing primarily in Florida municipal bonds.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At May 31, 2006, the cost of investments for federal income tax purposes was $106,063,000. Net unrealized gain aggregated $1,856,000 at period-end, of which $2,369,000 related to appreciated investments and 513,000 related to depreciated investments.

T. ROWE PRICE GEORGIA TAX-FREE BOND FUND
Unaudited		May 31, 2006
Portfolio of Investments †	$ Par	Value
(Amounts in 000s)

MUNICIPAL SECURITIES 99.9%
GEORGIA 94.0%
Americus & Sumter County Hosp. Auth.
Magnolia Manor, 6.25%, 5/15/19	500	510
Assoc. County Commissioners of Georgia Leasing
Jackson County, COP, 5.25%, 4/1/24 (1)	1,000	1,069
Athens - Clarke County Residential Care Fac.
Wesley Woods of Athens, 6.375%, 10/1/27	600	504
Atlanta, Atlanta Eastside Project, 5.60%, 1/1/30	500	510
Atlanta, Princeton Lakes, 5.50%, 1/1/31	500	502
Atlanta & Fulton County Recreation Auth.
5.75%, 12/1/18 (Prerefunded 12/1/10) (2)(3)	1,500	1,639
Atlanta Airport, 5.00%, 1/1/07 (4)(5)	500	503
Atlanta Airport, 5.00%, 1/1/14 (6)	1,250	1,323
Atlanta Airport, 5.00%, 1/1/30 (7)	1,500	1,538
Atlanta Airport, 5.00%, 1/1/34 (7)	1,000	1,022
Atlanta Airport, 5.60%, 1/1/30 (Prerefunded 1/1/10) (3)(4)	1,895	2,033
Atlanta Airport, 6.25%, 1/1/14 (4)(5)	1,000	1,078
Atlanta Airport, Zero Coupon, 1/1/10 (5)(6)	1,140	937
Atlanta Water & Sewer, 5.00%, 11/1/43 (7)	2,255	2,294
Augusta Airport, 5.45%, 1/1/31 (5)	900	909
Augusta Water & Sewer, 5.00%, 10/1/27 (7)	1,000	1,028
Augusta Water & Sewer, 5.25%, 10/1/34 (7)	1,000	1,055
Augusta Water & Sewer, 5.25%, 10/1/39 (7)	1,500	1,576
Barrow County, GO, 5.00%, 10/1/26 (4)	1,100	1,146
Carroll County Water Auth., 5.25%, 7/1/20 (7)	1,250	1,346
Cartersville Dev. Auth., Anheuser-Busch
7.40%, 11/1/10 (5)	360	406
Chatham County Hosp. Auth., Memorial Univ. Medical Center
5.75%, 1/1/29	1,000	1,060
Chatham County Hosp. Auth., Memorial Univ. Medical Center
6.125%, 1/1/24	1,230	1,326
Cherokee County Water & Sewer Auth., 5.50%, 8/1/23 (6)	1,000	1,129
City of Savannah, Savannah Airport Commission
5.25%, 1/1/17 (7)	1,000	1,048
Clayton County Water Auth., 5.00%, 5/1/20	1,000	1,047
Clayton County Water Auth., 6.25%, 5/1/16
(Prerefunded 5/1/10) (3)	1,000	1,098
Cobb County Dev. Auth., Waste Management
5.00%, 4/1/33 (Tender 4/1/07) (5)	1,000	987
Cobb County Hosp. Auth., WellStar Health System
5.25%, 4/1/23 (2)	1,000	1,069
Cobb-Marietta Water Auth., 5.25%, 11/1/21	1,000	1,070
Columbia County, Courthouse/Detention Center
GO, 5.625%, 2/1/20	1,250	1,308
Columbia County Water & Sewer, 5.00%, 6/1/24 (7)	1,000	1,040
Columbia County Water & Sewer, 6.25%, 6/1/18
(Prerefunded 6/1/10) (3)(4)	1,000	1,095
Columbus, Water & Sewer, 5.00%, 5/1/18 (6)	1,000	1,051
Columbus, Water & Sewer, 5.00%, 5/1/21 (6)	1,000	1,044
Columbus, Water & Sewer, 5.00%, 5/1/25 (6)	1,000	1,038
Coweta County Newnan Water & Sewer, 5.00%, 7/1/20 (6)	1,000	1,046
Coweta County Residential Care Fac. for the Elderly, Wesley
Woods of Newnan-Peachtree City, 8.25%, 10/1/26
(Prerefunded 10/1/06) (3)	500	517
Coweta County Water & Sewer Auth., 5.00%, 6/1/23 (2)	920	962
Coweta County Water & Sewer Auth., 5.00%, 6/1/26 (2)	1,355	1,410
Crisp County Dev. Auth., Int'l. Paper, 6.20%, 2/1/20 (5)	1,000	1,069
DeKalb County Building Auth., Juvenile Justice
GO, 5.00%, 12/1/07	1,200	1,225
DeKalb County Hosp. Auth., Regional Healthcare
VRDN (Currently 3.22%)	1,000	1,000
DeKalb County Water & Sewer, 5.00%, 10/1/35	1,000	1,024
DeKalb County Water & Sewer, 5.125%, 10/1/31	1,000	1,065
DeKalb Private Hosp. Auth., Egleston Children's Healthcare
VRDN (Currently 3.23%)	300	300
DeKalb Private Hospital Auth., Egleston Children's Healthcare
VRDN (Currently 3.23%)	720	720
Douglas County School Dist., GO, 5.00%, 4/1/09 (7)	725	750
Douglas County School Dist., GO, 5.00%, 4/1/20 (7)	1,000	1,050
Fayette County Public Fac. Auth., 6.00%, 6/1/30
(Prerefunded 6/1/10) (3)	270	295
Fayette County Public Fac. Auth., 6.25%, 6/1/20
(Prerefunded 6/1/10) (3)	500	552
Fayette County School Dist., GO, 0%, 3/1/25 (7)(9)	750	614
Forsyth County, GO, 6.00%, 3/1/16 (Prerefunded 3/1/10) (3)	1,250	1,362
Forsyth County School Dist., 6.00%, 2/1/16
(Prerefunded 2/1/10) (3)	1,250	1,370
Forsyth County Water & Sewer, 5.00%, 4/1/28	1,000	1,028
Forsyth County Water & Sewer Auth., 5.00%, 4/1/21	1,060	1,098
Forsyth County Water & Sewer Auth., 5.00%, 4/1/32	1,000	1,025
Forsyth County Water & Sewer Auth., 6.25%, 4/1/20
(Prerefunded 4/1/10) (3)	1,000	1,098
Fulton County Dev. Auth., Georgia Tech Foundation
5.00%, 11/1/21	1,000	1,037
Fulton County Dev. Auth., Georgia Tech Foundation
5.00%, 11/1/31	1,055	1,078
Fulton County Residential Care Fac. for the Elderly
Canterbury Court, 6.125%, 2/15/26	750	781
Fulton County Residential Care Fac. for the Elderly
Canterbury Court, 6.30%, 10/1/24 (Prerefunded 10/1/09) (3)	500	547
Fulton County Water & Sewer, 5.00%, 1/1/35 (4)	1,000	1,027
Fulton County Water & Sewer, 6.25%, 1/1/09 (4)	1,000	1,061
Gainesville Water & Sewer, 5.00%, 11/15/16 (7)	1,000	1,065
Gainesville Water & Sewer, 6.00%, 11/15/12 (4)	1,000	1,104
Georgia Housing & Fin. Auth., Single Family, 5.65%, 12/1/21 (5)	1,000	1,031
Georgia Housing & Fin. Auth., Single Family, 5.75%, 12/1/31 (5)	705	726
Georgia Private Colleges & Univ. Auth., Emory Univ.
5.50%, 11/1/20 (Prerefunded 11/1/10) (3)	500	541
Georgia Private Colleges & Univ. Auth., Emory Univ.
5.50%, 11/1/25 (Prerefunded 11/1/09) (3)	1,975	2,109
Georgia Private Colleges & Univ. Auth., Emory Univ.
5.50%, 11/1/33 (Prerefunded 11/1/10) (3)	1,500	1,622
Glynn County Water & Sewer, 5.00%, 4/1/23 (2)	1,000	1,036
Griffin Combined Public Utility, 5.125%, 1/1/27 (2)	1,000	1,048
Gwinnett County Water & Sewer Auth., 5.25%, 8/1/24
(Prerefunded 8/1/12) (3)	1,000	1,081
Habersham County School District, GO, 5.00%, 4/1/27 (6)	1,000	1,041
Hall County & Gainsville Hosp. Auth.
Northeast Georgia Health System, 5.50%, 5/15/31	1,530	1,570
Henry County Hosp. Auth., Henry Medical Center
GO, 5.00%, 7/1/25 (6)	1,000	1,044
Henry County Water & Sewer Auth., 5.125%, 2/1/20 (6)	1,000	1,057
Henry County Water & Sewer Auth., 5.625%, 2/1/30
(Prerefunded 2/1/10) (3)(4)	1,000	1,075
Macon Water & Sewer Auth., 5.00%, 10/1/21	1,000	1,037
Macon-Bibb County Urban Dev. Auth., GO, 5.50%, 10/1/22	1,000	1,074
Medical Center Hosp. Auth., Columbus Regional
Healthcare System, 5.50%, 8/1/25 (6)	1,000	1,061
Metropolitan Atlanta Rapid Transit Auth., 7.00%, 7/1/11 (10)	2,050	2,291
Metropolitan Atlanta Rapid Transit Auth., 7.00%, 7/1/11 (6)(10)	635	714
Milledgeville & Baldwin County Dev. Auth.Georgia College &
State Univ. Foundation, 6.00%, 9/1/33	1,000	1,073
Monroe County Development Auth., Georgia Power
3.76%, 7/1/25 (Tender 6/1/07) (8)	1,000	1,001
Municipal Electric Auth. of Georgia, 5.00%, 1/1/20 (6)	1,250	1,310
Municipal Electric Auth. of Georgia, 6.50%, 1/1/12 (10)	80	89
Municipal Electric Auth. of Georgia, 6.50%, 1/1/12
(Prerefunded 1/1/08) (3)	20	22
Municipal Electric Auth. of Georgia, 6.50%, 1/1/12	420	458
Municipal Electric Auth. of Georgia, 6.60%, 1/1/18 (10)	175	208
Municipal Electric Auth. of Georgia, 6.60%, 1/1/18
(Prerefunded 1/1/13) (3)	20	23
Municipal Electric Auth. of Georgia, 6.60%, 1/1/18	840	974
Municipal Electric Auth. of Georgia, 7.25%, 1/1/24 (2)	1,000	1,333
Newton County Hosp. Auth., GO, 6.00%, 2/1/20 (2)	1,000	1,078
Paulding County School Dist., GO, 6.00%, 2/1/13 (6)	1,000	1,122
Paulding County Water & Sewer, 6.00%, 12/1/13 (6)	1,000	1,102
Rockdale City Water & Sewer, GO, 5.00%, 7/1/29 (7)	1,500	1,551
Rockdale County Dev. Auth., Pratt Industries USA
7.40%, 1/1/16 (5)	345	346
Roswell City, GO, 5.50%, 2/1/14 (Prerefunded 2/1/09) (3)	1,000	1,057
Savannah Economic Dev. Auth., Marshes of Skidaway
7.40%, 1/1/24	555	582
Savannah Economic Dev. Auth., Savannah College of
Art & Design, 6.80%, 10/1/19 (Prerefunded 10/1/09) (3)	500	555
Savannah Economic Dev. Auth., IDRB, Waste Management
5.50%, 7/1/16 (5)	1,500	1,589
Walton County School Dist., GO, 5.00%, 8/1/25 (6)	1,000	1,049
		105,298
PUERTO RICO 5.4%
Government Dev. Bank of Puerto Rico
GO, TECP, 4.85%, 10/24/06	500	500
Government Dev. Bank of Puerto Rico, GO, 5.00%, 12/1/12	1,000	1,037
Puerto Rico Convention Center Dist. Auth., 5.00%, 7/1/31 (2)	1,000	1,037
Puerto Rico Electric Power Auth., 5.25%, 7/1/23 (6)	1,000	1,099
Puerto Rico Infrastructure Fin. Auth., 5.50%, 7/1/17 (2)	1,000	1,111
Puerto Rico Infrastructure Fin. Auth.
Excise Tax, 5.50%, 10/1/32 (10)	1,250	1,333
		6,117
GUAM 0.5%
Guam Gov't. Waterworks Auth., 6.00%, 7/1/25	500	532
		532
Total Municipal Securities (Cost $108,450)		111,947
Total Investments in Securities
99.9% of Net Assets (Cost $108,450)		$111,947

†	Denominated in U.S. dollars unless otherwise noted
(1)	Insured by XL Capital Assurance Inc.
(2)	Insured by AMBAC Assurance Corp.
(3)	Prerefunded date is used in determining portfolio maturity.
(4)	Insured by Financial Guaranty Insurance Company
(5)	Interest subject to alternative minimum tax
(6)	Insured by MBIA Insurance Corp.
(7)	Insured by Financial Security Assurance Inc.
(8)	Variable Rate; rate shown is effective rate at period-end
(9)	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
(10)	Escrowed to maturity
COP	Certificate of Participation
GO	General Obligation
IDRB	Industrial Development Revenue Bond
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Georgia Tax-Free Bond Fund
Unaudited	May 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Georgia Tax-Free Bond Fund (the fund), nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide the highest level of income exempt from federal and Georgia state income taxes, consistent with prudent portfolio management, by investing primarily in investment-grade Georgia municipal bonds.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At May 31, 2006, the cost of investments for federal income tax purposes was $108,412,000. Net unrealized gain aggregated $3,535,000 at period-end, of which $3,903,000 related to appreciated investments and $368,000 related to depreciated investments.

T. ROWE PRICE MARYLAND TAX-FREE MONEY FUND
Unaudited		May 31, 2006
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)

MUNICIPAL SECURITIES 106.1%
MARYLAND 103.0%
Annapolis, Public Improvement, GO, 4.375%, 11/1/06	525	527
Anne Arundel County, GO, 5.00%, 9/1/11
(Prerefunded 9/1/06) (1)	100	101
Anne Arundel County, GO, TECP, 3.65%, 8/29/06	5,000	5,000
Baltimore, Convention Center, 5.00%, 9/1/06 (2)	1,000	1,004
Baltimore, GO, 7.00%, 10/15/06 (2)	2,050	2,078
Baltimore County, GO, 5.00%, 8/1/06	800	802
Baltimore County, Quail Ridge Apartments
VRDN (Currently 3.51%)	2,700	2,700
Baltimore County, Saint James Academy
VRDN (Currently 3.50%)	4,110	4,110
Baltimore County Metro Dist., GO, TECP, 3.65%, 10/5/06	1,000	1,000
Baltimore County Metro Dist., GO, TECP, BAN, 3.84%, 8/10/06	3,000	3,000
Baltimore County Mortgage, Spring Hill Realty
VRDN (Currently 3.25%)	6,185	6,185
Calvert County Economic Dev., Asbury Solomons Obligated
Group, VRDN (Currently 3.49%)	4,960	4,960
Carroll County, Fairhaven Retirement Community
VRDN (Currently 3.48%)	660	660
Carroll County, Fairhaven Retirement Community
VRDN (Currently 3.49%)	3,335	3,335
Carroll County, GO, 4.00%, 12/1/06	2,165	2,172
Carroll County, Volunteer Fire Department, GO
4.00%, 12/1/06	195	196
City of Rockville, GO, 6.00%, 6/1/06	1,500	1,500
Gaithersburg, Asbury Solomons Obligated Group
VRDN (Currently 3.47%) (2)	1,675	1,675
Gaithersburg, Asbury Solomons Obligated Group
VRDN (Currently 3.49%)	2,300	2,300
Howard County, Sherwood Crossing Apartments
VRDN (Currently 3.47%)	700	700
Maryland, GO, 5.00%, 2/1/07	4,750	4,793
Maryland, State & Local Fac., 5.25%, 6/15/07
(Prerefunded 6/15/06) (1)	40	40
Maryland, State & Local Fac., GO, 4.60%, 7/15/06	25	25
Maryland, State & Local Fac., GO, 5.00%, 7/15/06	1,140	1,142
Maryland, State & Local Fac., GO, 5.00%, 8/1/06	250	251
Maryland, State & Local Fac., GO, 5.00%, 10/15/06	635	638
Maryland, State & Local Fac., GO, 5.00%, 10/15/07
(Prerefunded 10/15/06) (1)	50	50
Maryland CDA, Barrington Apartment
VRDN (Currently 3.49%) (3)	2,000	2,000
Maryland CDA, Infrastructure, GO, 4.35%, 6/1/06 (2)	740	740
Maryland CDA, Parklane Apartments
VRDN (Currently 3.23%) (3)	1,800	1,800
Maryland CDA, Residential, 3.20%, 11/24/06 (3)	3,000	3,000
Maryland CDA, Residential, 3.40%, 3/7/07 (3)	1,000	1,000
Maryland CDA, Residential, VRDN (Currently 3.47%) (3)	1,600	1,600
Maryland CDA, Single Family, 5.10%, 7/1/06	85	85
Maryland DOT, 4.00%, 12/15/06	300	301
Maryland DOT, 5.50%, 9/1/06	1,100	1,106
Maryland Economic Dev. Corp., American Urological Ed.
VRDN (Currently 3.22%)	960	960
Maryland Economic Dev. Corp., Associated Catholic Charities
VRDN (Currently 3.49%)	3,850	3,850
Maryland Economic Dev. Corp., Bindagraphics
VRDN (Currently 3.62%) (3)	3,100	3,100
Maryland Economic Dev. Corp., Constellation Energy Group
VRDN (Currently 3.45%)	3,000	3,000
Maryland Economic Dev. Corp., Providence Center
VRDN (Currently 3.49%)	3,000	3,000
Maryland Economic Dev. Corp., YMCA of Central Maryland
VRDN (Currently 3.49%)	1,950	1,950
Maryland HHEFA, Adventist Healthcare
VRDN (Currently 3.47%)	5,000	5,000
Maryland HHEFA, Adventist Healthcare
VRDN (Currently 3.48%)	4,495	4,495
Maryland HHEFA, Carnegie Institution of Washington
VRDN (Currently 3.25%)	1,600	1,600
Maryland HHEFA, Charlestown Community Health
VRDN (Currently 3.25%)	8,300	8,300
Maryland HHEFA, Collington Episcopal Lifecare
VRDN (Currently 3.47%)	3,110	3,110
Maryland HHEFA, French Int'l School
VRDN (Currently 3.22%)	800	800
Maryland HHEFA, Ginger Cove Life Care
VRDN (Currently 3.48%)	3,115	3,115
Maryland HHEFA, Indian Creek School
VRDN (Currently 3.50%)	2,000	2,000
Maryland HHEFA, Medstar Health, 4.00%, 8/15/06 (4)	575	576
Maryland HHEFA, Mercy Ridge
VRDN (Currently 3.50%)	170	170
Maryland HHEFA, Norwood School
VRDN (Currently 3.49%)	1,560	1,560
Maryland HHEFA, Stella Maris Operating Corp.
VRDN (Currently 3.24%)	1,725	1,725
Maryland HHEFA, Trinity School, VRDN (Currently 3.48%)	2,885	2,885
Maryland HHEFA, Univ. of Maryland Medical System
VRDN (Currently 3.47%) (4)	9,780	9,780
Maryland Ind. Dev. Fin. Auth., National Aquarium in Baltimore
VRDN (Currently 3.21%)	1,700	1,700
Maryland Transportation Auth., 5.00%, 7/1/06 (5)	25	25
Maryland Transportation Auth., 5.80%, 7/1/06	1,000	1,002
Maryland Transportation Auth., Baltimore-Washington Int'l
Airport, VRDN (Currently 3.47%) (3)	2,000	2,000
Montgomery County, GO, 4.25%, 5/1/07	5,000	5,029
Montgomery County, GO, 5.75%, 7/1/06	1,175	1,178
Montgomery County, GO, TECP, BAN, 3.65%, 8/4/06	2,000	2,000
Montgomery County, GO, TECP, BAN, 3.65%, 8/8/06	2,000	2,000
Montgomery County, Public Improvement, 5.375%, 5/1/07
(Prerefunded 5/1/07) (1)	50	52
Montgomery County, Public Improvement, GO, 4.00%, 6/1/06	3,000	3,000
Montgomery County Economic Dev., Georgetown Preparatory
School, VRDN (Currently 3.45%)	1,450	1,450
Montgomery County Economic Dev., Howard Hughes Medical
Institute, VRDN (Currently 3.24%)	2,000	2,000
Montgomery County Economic Dev., Howard Hughes Medical
Institute, VRDN (Currently 3.25%)	2,000	2,000
Montgomery County Economic Dev., Institute for Genomic
Research, VRDN (Currently 3.45%)	1,530	1,530
Montgomery County Economic Dev., Rehabilitation
Opportunities, VRDN (Currently 3.45%)	200	200
Montgomery County Economic Dev., Sandy Spring Friends
School, VRDN (Currently 3.22%)	4,190	4,190
Montgomery County Housing Opportunities Commission
Oakfield Apartments, VRDN (Currently 3.29%) (3)	2,400	2,400
Montgomery County Housing Opportunities Commission
Oakwood, Multi-Family, VRDN (Currently 3.25%)	2,250	2,250
Montgomery County Housing Opportunities Commission
Single-Family, 4.50%, 12/29/06 (3)	1,000	1,006
Prince Georges County, Equipment Acquisition
4.00%, 9/1/06 (2)	2,000	2,004
Prince Georges County, GO, 4.00%, 12/1/06 (6)	500	501
Prince Georges County, GO, 5.00%, 10/1/06	2,100	2,109
Univ. of Maryland, Auxilary Fac. & Tuition, 5.00%, 4/1/07	1,000	1,011
Univ. of Maryland, College Park, VRDN (Currently 3.52%)	905	905
Washington Suburban Sanitary Dist., 5.25%, 6/1/14
(Prerefunded 6/1/06) (1)	25	25
Washington Suburban Sanitary Dist., Sewage Disposal, GO
4.00%, 6/1/06	2,000	2,000
Washington Suburban Sanitary Dist., Water Supply, GO
4.125%, 6/1/06	330	330
		167,449
PUERTO RICO 2.8%
Puerto Rico, GO, TRAN, 4.50%, 7/28/06	2,000	2,004
Puerto Rico Electric Power Auth., VRDN (Currently 3.51%) (6)	2,000	2,000
Puerto Rico Ind., Medical & Environmental Auth., Abbott Labs
PCR, 3.55%, 3/1/23 (Tender 3/1/07) (7)	500	500
		4,504
DISTRICT OF COLUMBIA 0.3%
District of Columbia Metropolitan Area Transit Auth.
4.00%, 7/1/06 (2)	500	501
		501
Total Municipal Securities (Cost $172,454)		172,454
Total Investments in Securities
106.1% of Net Assets (Cost $172,454)		$172,454

†	Denominated in U.S. dollars unless otherwise noted
(1)	Prerefunded date is used in determining portfolio maturity.
(2)	Insured by MBIA Insurance Corp.
(3)	Interest subject to alternative minimum tax
(4)	Insured by AMBAC Assurance Corp.
(5)	Insured by Financial Security Assurance Inc.
(6)	Insured by Financial Guaranty Insurance Company
(7)	Variable Rate; rate shown is effective rate at period-end
BAN	Bond Anticipation Note
CDA	Community Development Administration/Authority
DOT	Department of Transportation
GO	General Obligation
HHEFA	Health & Higher Educational Facility Authority
PCR	Pollution Control Revenue
TECP	Tax-Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Note
VRDN	Variable Rate Demand Note; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Maryland Tax-Free Money Fund
Unaudited	May 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Maryland Tax-Free Money Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and Maryland state and local income taxes.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At May 31, 2006, the cost of investments for federal income tax purposes was $172,454,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price State Tax-Free Income Trust

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 24, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	July 24, 2006